Schedule of Investments (unaudited) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising Agencies(a) — 0.1%
Advantage Solutions, Inc.(b)	129,718	$204,954
Audacy, Inc.(b)	245,324	33,045
Boston Omaha Corp., Class A	37,689	892,099
Cardlytics, Inc.	52,309	177,589
Clear Channel Outdoor Holdings, Inc.	629,861	755,833
QuinStreet, Inc.(b)	86,424	1,371,549
Thryv Holdings, Inc.	43,693	1,007,561
Viad Corp.	33,973	707,997

		5,150,627

Aerospace — 0.8%
AAR Corp.(a)	56,612	3,088,185
Aerojet Rocketdyne Holdings, Inc.(a)	136,334	7,657,881
AeroVironment, Inc.(a)	42,143	3,862,827
AerSale Corp.(a)	42,185	726,426
Archer Aviation, Inc., Class A(a)(b)	247,209	707,018
Astronics Corp.(a)	41,898	559,757
Cadre Holdings, Inc.	32,299	695,720
Ducommun, Inc.(a)	18,955	1,037,028
Kaman Corp.	47,868	1,094,262
Kratos Defense & Security Solutions, Inc.(a)	210,022	2,831,096
Macerich Co.	358,843	3,803,736
Moog, Inc., Class A	48,716	4,908,137
Triumph Group, Inc.(a)	109,718	1,271,632

		32,243,705

Aerospace & Defense(a) — 0.1%
Astra Space, Inc.(b)	222,300	94,478
Momentus, Inc.	84,216	49,266
Redwire Corp.(b)	29,894	90,579
Rocket Lab USA, Inc.(b)	369,191	1,491,532
Terran Orbital Corp.(b)	64,380	118,459
Virgin Galactic Holdings, Inc.(b)	414,823	1,680,033

		3,524,347

Agriculture, Fishing & Ranching — 0.2%
Alico, Inc.	11,837	286,455
Andersons, Inc.	54,745	2,262,064
Calavo Growers, Inc.	29,568	850,671
Cal-Maine Foods, Inc.	64,853	3,948,899
Fresh Del Monte Produce, Inc.	52,242	1,573,007
Fresh Market, Inc.(c)	14,020	—
GrowGeneration Corp.(a)(b)	102,530	350,653

		9,271,749

Air Transport — 0.3%
Air Transport Services Group, Inc.(a)	99,025	2,062,691
Allegiant Travel Co.(a)	26,913	2,475,458
Frontier Group Holdings, Inc.(a)	64,162	631,354
Hawaiian Holdings, Inc.(a)	87,393	800,520
SkyWest, Inc.(a)	85,356	1,892,342
Spirit Airlines, Inc.	186,536	3,202,823
Sun Country Airlines Holdings, Inc.(a)	56,532	1,158,906

		12,224,094

Airlines(a) — 0.0%
Blade Air Mobility, Inc.	91,215	308,307
Diversey Holdings Ltd.(b)	133,932	1,083,510
Wheels Up Experience, Inc.(b)	245,907	155,610
WM Technology, Inc.	110,879	94,158

		1,641,585

Security	Shares	Value

Alternative Energy — 0.4%
Aemetis, Inc.(a)(b)	48,385	$112,253
Alto Ingredients, Inc.(a)	117,185	175,777
Ameresco, Inc., Class A(a)(b)	54,314	2,673,335
Battalion Oil Corp.(a)(b)	4,417	29,020
Centrus Energy Corp., Class A(a)(b)	15,863	510,789
Green Brick Partners, Inc.(a)	46,494	1,630,080
Green Plains, Inc.(a)(b)	51,340	1,591,027
Permian Resources Corp.	402,086	4,221,903
REX American Resources Corp.(a)	26,807	766,412
Sitio Royalties Corp., Class A	121,540	2,746,804
Sunnova Energy International, Inc.(a)(b)	169,768	2,651,776

		17,109,176

Aluminum — 0.2%
Arconic Corp.(a)(b)	170,788	4,479,769
Century Aluminum Co.(a)	89,305	893,050
Kaiser Aluminum Corp.	27,050	2,018,742

		7,391,561

Asset Management & Custodian — 0.9%
Artisan Partners Asset Management, Inc., Class A	102,749	3,285,913
AssetMark Financial Holdings, Inc.(a)(b)	36,881	1,159,907
B. Riley Financial, Inc.	35,565	1,009,690
Brightsphere Investment Group, Inc.	55,133	1,300,036
Cohen & Steers, Inc.	43,523	2,783,731
Diamond Hill Investment Group, Inc.	4,899	806,277
Federated Hermes, Inc.	145,762	5,850,887
Focus Financial Partners, Inc., Class A(a)	99,617	5,167,134
GCM Grosvenor, Inc., Class A	71,690	559,899
Hamilton Lane, Inc., Class A	61,269	4,532,681
Open Lending Corp., Class A(a)	180,755	1,272,515
Oppenheimer Holdings, Inc., Class A	13,574	531,422
PJT Partners, Inc., Class A	40,421	2,917,992
Sculptor Capital Management, Inc.	40,728	350,668
Silvercrest Asset Management Group, Inc., Class A	15,320	278,518
StepStone Group, Inc., Class A	93,660	2,273,128
Virtus Investment Partners, Inc.	11,061	2,105,904
WisdomTree, Inc.	213,451	1,250,823

		37,437,125

Auto Components(a)(b) — 0.1%
Holley, Inc.	82,686	226,560
Luminar Technologies, Inc.	429,391	2,786,747
Solid Power, Inc.	226,686	682,325

		3,695,632

Auto Parts — 1.1%
Adient PLC(a)(b)	162,014	6,636,093
American Axle & Manufacturing Holdings, Inc.(a)	192,625	1,504,401
Canoo, Inc.(a)(b)	505,261	329,733
CarParts.com, Inc.(a)(b)	88,102	470,465
Dana, Inc.	220,458	3,317,893
Dorman Products, Inc.(a)	44,961	3,878,336
Fisker, Inc.(a)(b)	303,219	1,861,765
Fox Factory Holding Corp.(a)	72,375	8,784,154
Gentherm, Inc.(a)	56,531	3,415,603
Lordstown Motors Corp., Class A(a)(b)	328,857	218,065
Mullen Automotive, Inc.(a)(b)	1,913,481	251,240
Standard Motor Products, Inc.	34,539	1,274,834
Stoneridge, Inc.(a)	44,902	839,667
Visteon Corp.(a)	47,461	7,443,309

S E R I E S S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Auto Parts (continued)
Workhorse Group, Inc.(a)(b)	268,944	$357,696
XPEL, Inc.(a)	36,741	2,496,551

		43,079,805

Auto Services — 0.1%
Goodyear Tire & Rubber Co.(a)	479,551	5,284,652

Automobiles(a) — 0.0%
Cenntro Electric Group Ltd.	284,366	131,320
Faraday Future Intelligent Electric, Inc.(b)	903,265	319,846

		451,166

Back Office Support, HR & Consulting — 1.7%
ASGN, Inc.(a)(b)	81,651	6,750,088
Atlas Technical Consultants, Inc.(a)	31,938	389,324
Barrett Business Services, Inc.	11,758	1,042,229
CBIZ, Inc.(a)	79,401	3,929,556
Conduent, Inc.(a)	289,923	994,436
CRA International, Inc.	11,850	1,277,667
DHI Group, Inc.(a)(b)	66,059	256,309
ExlService Holdings, Inc.(a)	55,309	8,950,655
Forrester Research, Inc.(a)(b)	19,302	624,420
Hackett Group, Inc.	39,450	729,036
Heidrick & Struggles International, Inc.	33,542	1,018,335
Huron Consulting Group, Inc.(a)	33,665	2,705,656
ICF International, Inc.(b)	31,416	3,446,335
Insperity, Inc.	61,194	7,438,131
Kelly Services, Inc., Class A	56,472	936,870
Kforce, Inc.	33,973	2,148,453
Korn Ferry	89,582	4,634,973
Liquidity Services, Inc.(a)	41,804	550,559
Maximus, Inc.	101,986	8,026,298
NV5 Global, Inc.(a)(b)	23,119	2,403,682
PFSweb, Inc.	25,521	108,209
Resources Connection, Inc.	54,740	933,864
Target Hospitality Corp.(a)(b)	50,162	659,129
TriNet Group, Inc.(a)	63,978	5,157,267
TrueBlue, Inc.(a)	55,484	987,615
TTEC Holdings, Inc.	32,428	1,207,294

		67,306,390

Banks — 0.0%
John Marshall Bancorp, Inc.	19,472	420,595
USCB Financial Holdings, Inc.(a)	16,653	164,698

		585,293

Banks: Diversified — 7.1%
1st Source Corp.	27,629	1,192,191
ACNB Corp.	13,052	424,843
Ambac Financial Group, Inc.(a)	75,816	1,173,632
Amerant Bancorp, Inc.	45,200	983,552
American National Bankshares, Inc.	17,485	554,275
Ameris Bancorp	112,931	4,131,016
Arrow Financial Corp.	24,027	598,513
Associated Banc-Corp.	255,826	4,599,751
Atlantic Union Bankshares Corp.	119,469	4,187,388
BancFirst Corp.	33,548	2,787,839
Banco Latinoamericano de Comercio Exterior SA, Class E	46,519	808,500
Bancorp, Inc.(a)	79,613	2,217,222
Bank First Corp.	13,066	961,396
Bank of Marin Bancorp	27,474	601,406
Bank of NT Butterfield & Son Ltd.	85,036	2,295,972
Bankwell Financial Group, Inc.	8,704	216,381

Security	Shares	Value

Banks: Diversified (continued)
Banner Corp.	52,372	$2,847,466
Bar Harbor Bankshares	23,625	624,881
BayCom Corp.	19,853	339,089
BCB Bancorp, Inc.	25,133	329,996
Blue Ridge Bankshares, Inc.	27,394	279,419
Bridgewater Bancshares, Inc.(a)(b)	35,658	386,533
Business First Bancshares, Inc.	40,878	700,240
Byline Bancorp, Inc.	42,606	921,142
Cadence Bank	238,220	4,945,447
Cambridge Bancorp	11,828	766,573
Camden National Corp.	24,503	886,764
Capital Bancorp, Inc.	13,728	228,434
Capital City Bank Group, Inc.	22,987	673,749
Capitol Federal Financial, Inc.	206,654	1,390,781
Capstar Financial Holdings, Inc.	34,310	519,797
Carter Bankshares, Inc.(a)	41,122	575,708
Cathay General Bancorp	119,218	4,115,405
Central Pacific Financial Corp.	36,134	646,799
Citizens & Northern Corp.	25,956	554,939
City Holding Co.	22,134	2,011,538
Civista Bancshares, Inc.	24,583	414,961
CNB Financial Corp.	33,660	646,272
Coastal Financial Corp.(a)(b)	17,974	647,244
Colony Bankcorp, Inc.	25,286	257,917
Columbia Financial, Inc.(a)(b)	58,055	1,061,245
Community Bank System, Inc.	80,268	4,213,267
Community Trust Bancorp, Inc.	26,906	1,021,083
ConnectOne Bancorp, Inc.	63,254	1,118,331
CrossFirst Bankshares, Inc.(a)(b)	75,797	794,353
Customers Bancorp, Inc.(a)	49,120	909,702
CVB Financial Corp.	207,979	3,469,090
Eagle Bancorp, Inc.	46,781	1,565,760
Eastern Bankshares, Inc.	263,878	3,330,140
Enterprise Bancorp, Inc.	16,303	512,892
Enterprise Financial Services Corp.	60,444	2,695,198
Equity Bancshares, Inc., Class A	25,565	623,019
Esquire Financial Holdings, Inc.	11,728	458,565
Farmers & Merchants Bancorp, Inc.	20,429	496,833
Farmers National Banc Corp.	60,301	762,205
FB Financial Corp.	61,414	1,908,747
Financial Institutions, Inc.	25,606	493,684
First Bancorp, Inc.	15,345	397,282
First BanCorp/Puerto Rico	279,436	3,191,159
First Bancorp/Southern Pines NC	59,175	2,101,896
First Bancshares, Inc.	41,852	1,081,037
First Bank	24,595	248,410
First Busey Corp.	88,511	1,800,314
First Business Financial Services, Inc.	13,110	399,986
First Commonwealth Financial Corp.	139,403	1,732,779
First Community Bankshares, Inc.	25,204	631,360
First Financial Bancorp	141,314	3,076,406
First Financial Bankshares, Inc.	222,005	7,081,959
First Financial Corp.	18,853	706,610
First Foundation, Inc.	87,989	655,518
First Guaranty Bancshares, Inc.	9,370	146,828
First Internet Bancorp	14,564	242,491
First Interstate BancSystem, Inc., Class A	152,906	4,565,773
First Merchants Corp.	96,932	3,193,909
First Mid Bancshares, Inc.	31,610	860,424
First of Long Island Corp.	38,776	523,476
First Western Financial, Inc.(a)	12,197	241,501
Five Star Bancorp	21,940	468,200

2

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
Fulton Financial Corp.	278,379	$3,847,198
FVCBankcorp, Inc.(a)	26,676	284,099
German American Bancorp, Inc.	47,335	1,579,569
Glacier Bancorp, Inc.	190,011	7,982,362
Guaranty Bancshares, Inc.	13,008	362,533
Hancock Whitney Corp.	147,241	5,359,572
Hanmi Financial Corp.	35,695	662,856
HarborOne Bancorp, Inc.	75,960	926,712
HBT Financial, Inc.	19,172	378,072
Heartland Financial USA, Inc.	70,377	2,699,662
Heritage Commerce Corp.	99,440	828,335
Hippo Holdings, Inc.(a)(b)	30,377	493,019
Home BancShares, Inc.	321,742	6,985,019
Hope Bancorp, Inc.	162,875	1,599,433
Horizon Bancorp, Inc.	69,368	767,210
Independent Bank Corp.	100,933	4,993,788
Independent Bank Group, Inc.	61,133	2,833,515
International Bancshares Corp.	91,438	3,915,375
Lakeland Bancorp, Inc.	108,179	1,691,920
Lakeland Financial Corp.	40,685	2,548,508
Live Oak Bancshares, Inc.	56,394	1,374,322
Luther Burbank Corp.	24,183	229,255
Macatawa Bank Corp.	45,275	462,711
Mercantile Bank Corp.	26,021	795,722
Merchants Bancorp(b)	26,873	699,773
Metrocity Bankshares, Inc.	29,924	511,401
Metropolitan Bank Holding Corp.(a)	17,970	609,003
Mid Penn Bancorp, Inc.	24,430	625,652
Midland States Bancorp, Inc.	35,994	770,991
MVB Financial Corp.	18,014	371,809
National Bank Holdings Corp., Class A	46,113	1,542,941
NBT Bancorp, Inc.	64,164	2,162,968
Nicolet Bankshares, Inc.(a)(b)	20,945	1,320,582
Northeast Bank	10,845	365,043
OFG Bancorp	71,865	1,792,313
Old National Bancorp	501,182	7,227,044
Old Second Bancorp, Inc.	72,395	1,017,874
Origin Bancorp, Inc.	38,233	1,229,191
Orrstown Financial Services, Inc.	16,163	320,997
Pacific Premier Bancorp, Inc.	132,968	3,193,891
Park National Corp.	23,887	2,832,282
Parke Bancorp, Inc.	16,740	297,637
PCB Bancorp	20,704	300,001
Peapack-Gladstone Financial Corp.	29,259	866,652
Peoples Bancorp, Inc.	47,771	1,230,103
Peoples Financial Services Corp.	10,766	466,706
Pioneer Bancorp, Inc.(a)	20,117	198,354
Preferred Bank/Los Angeles CA	12,747	698,663
Primis Financial Corp.	39,363	379,066
Provident Financial Services, Inc.	110,654	2,122,344
QCR Holdings, Inc.(b)	26,930	1,182,496
RBB Bancorp	22,814	353,617
Red River Bancshares, Inc.	7,783	374,440
Renasant Corp.	83,410	2,550,678
Republic Bancorp, Inc., Class A	14,675	622,660
Republic First Bancorp, Inc.(a)(b)	86,037	117,010
Root, Inc., Class A(a)(b)	11,987	54,061
S&T Bancorp, Inc.	52,403	1,648,074
Sandy Spring Bancorp, Inc.	75,518	1,961,958
Seacoast Banking Corp. of Florida	122,856	2,911,687
ServisFirst Bancshares, Inc.	85,647	4,678,896
Shore Bancshares, Inc.	30,545	436,183

Security	Shares	Value

Banks: Diversified (continued)
Sierra Bancorp	23,543	$405,410
Simmons First National Corp., Class A	184,109	3,220,066
SmartFinancial, Inc.	25,879	598,840
South Plains Financial, Inc.	15,746	337,122
Southern First Bancshares, Inc.(a)	13,074	401,372
Southside Bancshares, Inc.	48,411	1,607,245
SouthState Corp.	128,206	9,135,960
Stellar Bancorp, Inc.	76,911	1,892,780
Stock Yards Bancorp, Inc.	48,909	2,696,842
Summit Financial Group, Inc.	17,559	364,349
Texas Capital Bancshares, Inc.(a)	82,974	4,062,407
Third Coast Bancshares, Inc.(a)	22,224	349,139
Tompkins Financial Corp.	23,429	1,551,234
Towne Bank	116,861	3,114,346
TriCo Bancshares	52,959	2,202,565
Triumph Financial, Inc.(a)(b)	35,342	2,051,957
TrustCo Bank Corp./New York	29,053	927,953
Trustmark Corp.	95,350	2,355,145
UMB Financial Corp.	75,263	4,344,180
United Bankshares, Inc.	207,416	7,301,043
United Community Banks, Inc.	168,234	4,730,740
Unity Bancorp, Inc.	12,604	287,497
Univest Financial Corp.	48,916	1,161,266
Valley National Bancorp	735,863	6,799,374
Veritex Holdings, Inc.	73,782	1,347,259
Washington Trust Bancorp, Inc.	29,879	1,035,606
WesBanco, Inc.	97,508	2,993,496
West BanCorp, Inc.	27,302	498,808
Westamerica BanCorp	39,538	1,751,533

		285,397,745

Banks: Savings, Thrift & Mortgage Lending — 0.8%
Amalgamated Financial Corp.	30,335	536,626
Axos Financial, Inc.(a)	96,724	3,571,050
Banc of California, Inc.	83,135	1,041,682
BankUnited, Inc.	115,702	2,612,551
Berkshire Hills Bancorp, Inc.	62,941	1,577,301
Brookline Bancorp, Inc.	127,149	1,335,064
Finance of America Cos., Inc., Class A(a)	53,250	66,030
Flushing Financial Corp.	48,559	723,044
Great Southern Bancorp, Inc.	15,708	796,081
Greene County Bancorp, Inc.	10,462	237,278
Heritage Financial Corp.	53,775	1,150,785
Hingham Institution for Savings	2,516	587,335
Home Bancorp, Inc.	11,784	389,226
Home Point Capital, Inc.	7,506	14,487
HomeStreet, Inc.	25,459	458,007
Kearny Financial Corp.	101,333	822,824
Northfield Bancorp, Inc.	72,912	858,903
Northwest Bancshares, Inc.	184,801	2,223,156
OceanFirst Financial Corp.	96,991	1,792,394
Premier Financial Corp.	60,526	1,254,704
Provident Bancorp, Inc.	22,753	155,631
Southern Missouri Bancorp, Inc.	13,513	505,521
Sterling Bancorp, Inc.(a)(b)	26,451	149,713
Washington Federal, Inc.	102,537	3,088,414
Waterstone Financial, Inc.	33,007	499,396
WSFS Financial Corp.	94,352	3,548,579

		29,995,782

Beverage: Soft Drinks — 0.5%
Celsius Holdings, Inc.(a)	94,883	8,818,426
Coca-Cola Consolidated, Inc.	8,017	4,289,736
Duckhorn Portfolio, Inc.(a)(b)	72,522	1,153,100

S E R I E S S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverage: Soft Drinks (continued)
National Beverage Corp.(a)	40,371	$2,128,359
Primo Water Corp.	269,654	4,139,189
Vintage Wine Estates, Inc.(a)	50,032	53,534

		20,582,344

Biotechnology — 6.5%
2seventy bio, Inc.(a)	64,221	655,054
4D Molecular Therapeutics, Inc.(a)	51,187	879,904
Aadi Bioscience, Inc.(a)(b)	22,370	161,959
Acrivon Therapeutics, Inc.(a)	13,494	171,239
Adicet Bio, Inc.(a)	49,237	283,605
ADMA Biologics, Inc.(a)	357,227	1,182,421
Aerovate Therapeutics, Inc.(a)	16,304	328,852
Affimed NV(a)(b)	217,574	162,223
Agenus, Inc.(a)	520,147	790,623
Agios Pharmaceuticals, Inc.(a)	93,360	2,144,479
Akero Therapeutics, Inc.(a)	59,575	2,279,339
Alector, Inc.(a)	106,239	657,619
Allogene Therapeutics, Inc.(a)(b)	136,583	674,720
Allovir, Inc.(a)(b)	48,407	190,724
Alpine Immune Sciences, Inc.(a)	39,072	301,636
ALX Oncology Holdings, Inc.(a)	32,739	147,980
Amicus Therapeutics, Inc.(a)	471,042	5,223,856
Amylyx Pharmaceuticals, Inc.(a)	86,148	2,527,582
AN2 Therapeutics, Inc.(a)	15,732	155,275
AnaptysBio, Inc.(a)	34,764	756,465
Anavex Life Sciences Corp.(a)(b)	118,316	1,013,968
ANI Pharmaceuticals, Inc.(a)	21,662	860,415
Apellis Pharmaceuticals, Inc.(a)(b)	160,175	10,565,143
Arbutus Biopharma Corp.(a)	193,283	585,647
Arcellx, Inc.(a)	50,516	1,556,398
Arcturus Therapeutics Holdings, Inc.(a)	39,452	945,664
Arcus Biosciences, Inc.(a)	87,966	1,604,500
Arcutis Biotherapeutics, Inc.(a)	71,160	782,760
Arvinas, Inc.(a)	83,291	2,275,510
Atara Biotherapeutics, Inc.(a)(b)	160,829	466,404
Aura Biosciences, Inc.(a)	40,478	375,636
Aurinia Pharmaceuticals, Inc.(a)	229,343	2,513,599
Avid Bioservices, Inc.(a)	104,386	1,958,281
Avidity Biosciences, Inc.(a)	111,556	1,712,385
Beam Therapeutics, Inc.(a)	108,748	3,329,864
BioCryst Pharmaceuticals, Inc.(a)(b)	317,227	2,645,673
Biohaven Ltd.(a)	108,173	1,477,643
Bioventus, Inc., Class A(a)	48,861	52,281
Bioxcel Therapeutics, Inc.(a)(b)	33,014	616,041
Bluebird Bio, Inc.(a)	177,110	563,210
Blueprint Medicines Corp.(a)	102,071	4,592,174
Bridgebio Pharma, Inc.(a)(b)	180,939	2,999,969
C4 Therapeutics, Inc.(a)	77,818	244,348
Caribou Biosciences, Inc.(a)(b)	94,284	500,648
Castle Biosciences, Inc.(a)	41,893	951,809
Catalyst Pharmaceuticals, Inc.(a)(b)	165,783	2,748,682
Celldex Therapeutics, Inc.(a)(b)	78,321	2,817,990
Celularity, Inc.(a)	108,491	67,232
Century Therapeutics, Inc.(a)	33,469	116,137
Cerevel Therapeutics Holdings, Inc.(a)(b)	97,892	2,387,586
Chinook Therapeutics, Inc.(a)	86,725	2,007,684
Codexis, Inc.(a)	105,733	437,735
Cogent Biosciences, Inc.(a)	109,324	1,179,606
Coherus Biosciences, Inc.(a)	126,004	861,867
Collegium Pharmaceutical, Inc.(a)	57,401	1,377,050
Crinetics Pharmaceuticals, Inc.(a)	89,909	1,443,939

Security	Shares	Value

Biotechnology (continued)
CTI BioPharma Corp.(a)	171,561	$720,556
Cullinan Oncology, Inc.(a)	44,719	457,475
Cytokinetics, Inc.(a)(b)	140,251	4,935,433
Day One Biopharmaceuticals, Inc.(a)	47,469	634,661
Deciphera Pharmaceuticals, Inc.(a)	88,297	1,364,189
Denali Therapeutics, Inc.(a)	186,117	4,288,136
Design Therapeutics, Inc.(a)	61,166	352,928
Douglas Elliman, Inc.	125,923	391,621
Dynavax Technologies Corp.(a)	204,878	2,009,853
Dyne Therapeutics, Inc.(a)	53,917	621,124
Editas Medicine, Inc.(a)(b)	119,189	864,120
Eiger BioPharmaceuticals, Inc.(a)(b)	63,298	56,772
Emergent BioSolutions, Inc.(a)	86,397	895,073
Enochian Biosciences, Inc.(a)(b)	30,528	27,936
EQRx, Inc.(a)	343,293	665,988
Erasca, Inc.(a)	127,392	383,450
EyePoint Pharmaceuticals, Inc.(a)(b)	42,891	126,100
Fate Therapeutics, Inc.(a)	142,775	813,817
FibroGen, Inc.(a)(b)	149,499	2,789,651
Foghorn Therapeutics, Inc.(a)(b)	32,469	201,308
Fulcrum Therapeutics, Inc.(a)(b)	95,233	271,414
Generation Bio Co.(a)(b)	79,184	340,491
Geron Corp.(a)	730,274	1,584,695
Gossamer Bio, Inc.(a)(b)	99,288	125,103
GreenLight Biosciences Holdings PBC(a)(b)	115,845	50,091
Halozyme Therapeutics, Inc.(a)	227,501	8,688,263
Heron Therapeutics, Inc.(a)(b)	185,313	279,823
HilleVax, Inc.(a)(b)	28,848	476,857
Humacyte, Inc.(a)	93,000	287,370
Icosavax, Inc.(a)	38,731	224,640
Ideaya Biosciences, Inc.(a)(b)	75,541	1,037,178
IGM Biosciences, Inc.(a)	17,415	239,282
ImmunityBio, Inc.(a)(b)	149,478	272,050
ImmunoGen, Inc.(a)	367,006	1,409,303
Immunovant, Inc.(a)	76,012	1,178,946
Inhibrx, Inc.(a)	55,669	1,050,474
Inovio Pharmaceuticals, Inc.(a)(b)	438,909	359,905
Insmed, Inc.(a)(b)	231,217	3,942,250
Instil Bio, Inc.(a)	107,503	71,038
Intellia Therapeutics, Inc.(a)	141,692	5,280,861
Intercept Pharmaceuticals, Inc.(a)	41,948	563,362
Invitae Corp.(a)(b)	423,515	571,745
Invivyd, Inc.(a)	80,990	97,188
Iovance Biotherapeutics, Inc.(a)	258,067	1,576,789
iTeos Therapeutics, Inc.(a)	40,101	545,775
IVERIC bio, Inc.(a)	233,287	5,675,873
Janux Therapeutics, Inc.(a)(b)	29,586	357,991
Jounce Therapeutics, Inc.(a)	63,561	117,588
KalVista Pharmaceuticals, Inc.(a)	42,833	336,667
Karuna Therapeutics, Inc.(a)	55,357	10,055,045
Karyopharm Therapeutics, Inc.(a)(b)	133,340	518,693
Keros Therapeutics, Inc.(a)	32,853	1,402,823
Kezar Life Sciences, Inc.(a)(b)	93,493	292,633
Kiniksa Pharmaceuticals Ltd., Class A(a)	54,000	581,040
Kinnate Biopharma, Inc.(a)	46,139	288,369
Kodiak Sciences, Inc.(a)	58,852	364,882
Kronos Bio, Inc.(a)	65,413	95,503
Krystal Biotech, Inc.(a)(b)	36,465	2,919,388
Kura Oncology, Inc.(a)	111,057	1,358,227
Kymera Therapeutics, Inc.(a)(b)	64,626	1,914,868
Lexicon Pharmaceuticals, Inc.(a)	142,153	345,432
Ligand Pharmaceuticals, Inc.(a)	25,854	1,901,820

4

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Lyell Immunopharma, Inc.(a)(b)	293,410	$692,448
MacroGenics, Inc.(a)	102,595	735,606
Madrigal Pharmaceuticals, Inc.(a)	21,748	5,268,670
MannKind Corp.(a)	434,669	1,782,143
MaxCyte, Inc.(a)	149,124	738,164
MeiraGTx Holdings PLC(a)	57,379	296,649
Mersana Therapeutics, Inc.(a)	158,520	651,517
MiMedx Group, Inc.(a)(b)	190,280	648,855
Mineralys Therapeutics, Inc.(a)	20,506	321,124
Mirum Pharmaceuticals, Inc.(a)	31,447	755,357
Monte Rosa Therapeutics, Inc.(a)(b)	50,257	391,502
Morphic Holding, Inc.(a)	44,037	1,657,553
Myriad Genetics, Inc.(a)	135,807	3,154,797
Nautilus Biotechnology, Inc.(a)	73,637	203,974
NGM Biopharmaceuticals, Inc.(a)	70,260	286,661
Nkarta, Inc.(a)	61,480	218,254
Nurix Therapeutics, Inc.(a)(b)	79,264	703,864
Nuvalent, Inc., Class A(a)(b)	34,346	896,087
Ocugen, Inc.(a)	397,267	338,908
OPKO Health, Inc.(a)(b)	686,184	1,001,829
Outlook Therapeutics, Inc.(a)(b)	261,763	285,322
Pacific Biosciences of California, Inc.(a)(b)	422,947	4,897,726
Pardes Biosciences, Inc.(a)	43,775	57,783
PepGen, Inc.(a)	23,976	293,226
Phathom Pharmaceuticals, Inc.(a)(b)	40,533	289,406
PMV Pharmaceuticals, Inc.(a)(b)	67,477	321,865
Point Biopharma Global, Inc.(a)	147,696	1,073,750
Praxis Precision Medicines, Inc.(a)(b)	63,406	51,295
Precigen, Inc.(a)(b)	198,937	210,873
Prime Medicine, Inc.(a)(b)	17,259	212,286
Prometheus Biosciences, Inc.(a)	59,418	6,376,740
Protagonist Therapeutics, Inc.(a)	79,571	1,830,133
Prothena Corp. PLC(a)	66,851	3,240,268
Provention Bio, Inc.(a)	107,942	2,601,402
PTC Therapeutics, Inc.(a)	119,945	5,810,136
Quantum-Si, Inc.(a)	164,592	289,682
RadNet, Inc.(a)	85,259	2,134,033
Rallybio Corp.(a)	30,876	176,302
RAPT Therapeutics, Inc.(a)	51,028	936,364
Recursion Pharmaceuticals, Inc., Class A(a)(b)	228,738	1,525,682
REGENXBIO, Inc.(a)	68,845	1,301,859
Relay Therapeutics, Inc.(a)	145,452	2,395,594
Relmada Therapeutics, Inc.(a)(b)	43,965	99,361
Replimune Group, Inc.(a)	79,798	1,409,233
Revolution Medicines, Inc.(a)	148,607	3,218,828
Rigel Pharmaceuticals, Inc.(a)	305,297	402,992
Rocket Pharmaceuticals, Inc.(a)(b)	95,498	1,635,881
Sage Therapeutics, Inc.(a)(b)	88,942	3,732,006
Sana Biotechnology, Inc.(a)(b)	153,410	501,651
Sangamo Therapeutics, Inc.(a)(b)	219,540	386,390
Science 37 Holdings, Inc.(a)	96,182	27,085
Seres Therapeutics, Inc.(a)	120,361	682,447
Singular Genomics Systems, Inc.(a)(b)	83,527	101,068
SomaLogic, Inc.(a)(b)	262,732	669,967
SpringWorks Therapeutics, Inc.(a)(b)	61,689	1,587,875
Stoke Therapeutics, Inc.(a)	39,290	327,286
Sutro Biopharma, Inc.(a)	95,811	442,647
Talaris Therapeutics, Inc.(a)	32,454	61,013
Tango Therapeutics, Inc.(a)	82,076	324,200
Tenaya Therapeutics, Inc.(a)	78,755	224,452
Travere Therapeutics, Inc.(a)	105,238	2,366,803
Twist Bioscience Corp.(a)(b)	97,435	1,469,320

Security	Shares	Value

Biotechnology (continued)
Tyra Biosciences, Inc.(a)(b)	22,136	$355,725
Vanda Pharmaceuticals, Inc.(a)	95,432	647,983
Vaxart, Inc.(a)(b)	196,290	148,533
Vaxcyte, Inc.(a)	122,502	4,591,375
VBI Vaccines, Inc.(a)(b)	310,101	93,961
Vera Therapeutics, Inc.(a)(b)	38,865	301,592
Veracyte, Inc.(a)	122,436	2,730,323
Vericel Corp.(a)	80,659	2,364,922
Verve Therapeutics, Inc.(a)(b)	80,038	1,154,148
Vir Biotechnology, Inc.(a)	124,049	2,886,620
Viridian Therapeutics, Inc.(a)	65,404	1,663,878
VistaGen Therapeutics, Inc.(a)(b)	304,040	37,914
Xencor, Inc.(a)(b)	96,744	2,698,190
Y-mAbs Therapeutics, Inc.(a)	57,171	286,427
Zentalis Pharmaceuticals, Inc.(a)(b)	80,418	1,383,190

		260,033,934

Building Materials — 0.8%
Aspen Aerogels, Inc.(a)	86,157	641,870
BlueLinx Holdings, Inc.(a)	14,987	1,018,517
Caesarstone Ltd.	34,219	141,324
Gibraltar Industries, Inc.(a)	52,979	2,569,481
Griffon Corp.	74,458	2,383,401
Masonite International Corp.(a)(b)	38,013	3,450,440
Patrick Industries, Inc.	36,964	2,543,493
PGT Innovations, Inc.(a)	99,048	2,487,095
Quanex Building Products Corp.	56,404	1,214,378
Simpson Manufacturing Co., Inc.	72,998	8,003,501
Summit Materials, Inc., Class A(a)	203,145	5,787,601

		30,241,101

Building Products — 0.0%
Janus International Group, Inc.(a)	139,075	1,371,280

Building: Climate Control — 0.4%
AAON, Inc.	74,889	7,241,017
Comfort Systems USA, Inc.	60,511	8,832,186
View, Inc.(a)(b)	183,875	91,937

		16,165,140

Building: Roofing, Wallboard & Plumbing(a) — 0.2%
Beacon Roofing Supply, Inc.	86,813	5,108,945
JELD-WEN Holding, Inc.	142,332	1,801,923

		6,910,868

Cable Television Services(a) — 0.1%
AMC Networks, Inc., Class A	51,926	912,859
Liberty Latin America Ltd., Class A	64,549	536,402
Liberty Latin America Ltd., Class C	251,128	2,074,318
WideOpenWest, Inc.	91,708	974,856

		4,498,435

Capital Markets — 0.0%
Bakkt Holdings, Inc.(a)(b)	106,356	182,932
Perella Weinberg Partners	65,077	592,201
Victory Capital Holdings, Inc., Class A	27,947	818,009

		1,593,142

Casinos & Gambling — 0.4%
Accel Entertainment, Inc.(a)	95,001	865,459
Century Casinos, Inc.(a)	46,991	344,444
Full House Resorts, Inc.(a)(b)	57,565	416,195
Inspired Entertainment, Inc.(a)	37,289	476,926
International Game Technology PLC	167,578	4,491,091

S E R I E S S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Casinos & Gambling (continued)
Light & Wonder, Inc., Class A(a)	161,015	$9,668,951
Monarch Casino & Resort, Inc.	22,794	1,690,175

		17,953,241

Cement — 0.0%
Concrete Pumping Holdings, Inc.(a)	46,275	314,670

Chemicals — 0.0%
Perimeter Solutions SA(a)	200,354	1,618,860

Chemicals: Diversified — 0.9%
AdvanSix, Inc.	45,675	1,747,982
American Vanguard Corp.	48,003	1,050,306
Avient Corp.	152,998	6,297,398
Cabot Corp.	94,833	7,268,001
CSW Industrials, Inc.	24,774	3,441,852
Danimer Scientific, Inc.(a)(b)	156,759	540,819
Ecovyst, Inc.(a)	145,076	1,603,090
Hawkins, Inc.	32,009	1,401,354
Ingevity Corp.(a)	64,182	4,590,297
Lifecore Biomedical, Inc.(a)(b)	42,588	160,770
LSB Industries, Inc.(a)(b)	126,362	1,305,319
Origin Materials, Inc.(a)(b)	180,127	769,142
PureCycle Technologies, Inc.(a)(b)	181,434	1,270,038
Rayonier Advanced Materials, Inc.(a)	105,430	661,046
Sensient Technologies Corp.	71,634	5,484,299
Valhi, Inc.	3,801	66,175

		37,657,888

Chemicals: Specialty — 0.8%
Amyris, Inc.(a)(b)	347,325	472,362
Balchem Corp.	53,115	6,717,985
FutureFuel Corp.	42,722	315,288
Innospec, Inc.	41,019	4,211,421
Livent Corp.(a)	276,949	6,015,332
Orion Engineered Carbons SA	103,462	2,699,324
Park Aerospace Corp.	34,710	466,849
Quaker Chemical Corp.	23,133	4,579,177
Stepan Co.	36,519	3,762,553
Trinseo PLC	59,727	1,245,308
Tronox Holdings PLC, Class A	199,902	2,874,591

		33,360,190

Coal — 0.4%
Arch Resources, Inc.	25,408	3,340,135
CONSOL Energy, Inc.	58,688	3,419,750
Peabody Energy Corp.(a)(b)	201,222	5,151,283
Ramaco Resources, Inc.	37,579	331,071
Warrior Met Coal, Inc.	88,125	3,235,069

		15,477,308

Commercial Banks — 0.0%
Dime Community Bancshares, Inc.	55,972	1,271,684
HomeTrust Bancshares, Inc.	24,414	600,340

		1,872,024

Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	15,502	2,064,711
Pathward Financial, Inc.	41,748	1,732,125
PennyMac Financial Services, Inc.	45,886	2,735,264
RE/MAX Holdings, Inc., Class A	31,917	598,763
Velocity Financial, Inc.(a)	17,616	159,073
Walker & Dunlop, Inc.	52,552	4,002,886

		11,292,822

Security	Shares	Value

Commercial Services & Supplies — 0.1%
ACV Auctions, Inc., Class A(a)(b)	201,302	$2,598,809
Aris Water Solution, Inc., Class A	39,107	304,644
Information Services Group, Inc.	54,901	279,446
Li-Cycle Holdings Corp.(a)(b)	233,759	1,316,063
National Research Corp.	23,790	1,035,103

		5,534,065

Commercial Services: Rental & Leasing — 0.8%
GATX Corp.	59,296	6,523,746
GMS, Inc.(a)	71,438	4,135,546
H&E Equipment Services, Inc.	54,394	2,405,847
Herc Holdings, Inc.	42,960	4,893,144
McGrath RentCorp	40,614	3,789,692
NOW, Inc.(a)	188,772	2,104,808
Rush Enterprises, Inc., Class B	10,869	650,944
Triton International Ltd.	99,498	6,290,263

		30,793,990

Commercial Vehicles & Parts — 0.3%
Blue Bird Corp.(a)(b)	29,764	608,078
Miller Industries, Inc.	18,690	660,691
Modine Manufacturing Co.(a)	84,899	1,956,922
Motorcar Parts of America, Inc.(a)	29,868	222,218
REV Group, Inc.	56,532	677,819
Rush Enterprises, Inc., Class A	70,591	3,854,269
Shyft Group, Inc.	58,976	1,341,704
Wabash National Corp.	81,275	1,998,552

		11,320,253

Communications Equipment(a) — 0.1%
CommScope Holding Co., Inc.	350,760	2,234,341
Ondas Holdings, Inc.(b)	60,819	65,685

		2,300,026

Communications Technology — 0.9%
908 Devices, Inc.(a)(b)	38,283	329,234
AdTheorent Holding Co., Inc.(a)	58,110	98,206
ADTRAN Holdings, Inc.	131,741	2,089,412
Anterix, Inc.(a)	31,771	1,049,714
Aviat Networks, Inc.(a)(b)	10,089	347,667
Bandwidth, Inc., Class A(a)	40,212	611,222
Calix, Inc.(a)	98,310	5,268,433
Casa Systems, Inc.(a)	55,675	70,707
Comtech Telecommunications Corp.	42,496	530,350
Digi International, Inc.(a)	59,914	2,017,904
DZS, Inc.(a)(b)	36,771	290,123
EchoStar Corp., Class A(a)	58,050	1,061,735
Extreme Networks, Inc.(a)	215,566	4,121,622
Harmonic, Inc.(a)(b)	157,955	2,304,564
Infinera Corp.(a)(b)	331,119	2,569,483
Inseego Corp.(a)(b)	146,601	85,380
InterDigital, Inc.	50,927	3,712,578
Maxar Technologies, Inc.	125,735	6,420,029
NETGEAR, Inc.(a)	48,028	888,998
Ooma, Inc.(a)	39,885	498,961
Ribbon Communications, Inc.(a)	123,868	423,629

		34,789,951

Computer Services Software & Systems — 5.4%
A10 Networks, Inc.	109,433	1,695,117
ACI Worldwide, Inc.(a)	189,033	5,100,110
Adeia, Inc.	174,799	1,548,719
Alarm.com Holdings, Inc.(a)	81,249	4,085,200
Alkami Technology, Inc.(a)	62,103	786,224
Altair Engineering, Inc., Class A(a)(b)	86,690	6,251,216

6

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Services Software & Systems (continued)
American Software, Inc., Class A	52,102	$657,006
Appfolio, Inc., Class A(a)(b)	33,433	4,161,740
Appian Corp., Class A(a)(b)	68,387	3,035,015
Applied Digital Corp.(a)	105,783	236,954
Asana, Inc., Class A(a)	125,973	2,661,809
Aterian, Inc.(a)(b)	94,084	80,922
Avantax, Inc.(a)	81,675	2,149,686
Avid Technology, Inc.(a)	59,314	1,896,862
BigCommerce Holdings, Inc., Series-1(a)	111,466	996,506
Blackbaud, Inc.(a)	79,322	5,497,015
Blackline, Inc.(a)	94,361	6,336,341
Box, Inc., Class A(a)	239,062	6,404,471
Brightcove, Inc.(a)	73,596	327,502
Cargurus, Inc.(a)	174,490	3,259,473
Cerence, Inc.(a)	69,069	1,940,148
Cleanspark, Inc.(a)(b)	127,582	354,678
CommVault Systems, Inc.(a)	74,269	4,214,023
CSG Systems International, Inc.	51,848	2,784,238
Digimarc Corp.(a)(b)	23,506	461,893
Digital Turbine, Inc.(a)	160,553	1,984,435
DigitalOcean Holdings, Inc.(a)(b)	119,241	4,670,670
Domo, Inc., Class B(a)	53,060	752,921
E2open Parent Holdings, Inc.(a)(b)	340,948	1,984,317
Ebix, Inc.	45,067	594,434
Edgio, Inc.(a)(b)	215,777	170,701
Envestnet, Inc.(a)(b)	80,710	4,735,256
ePlus, Inc.(a)	44,351	2,174,973
Eventbrite, Inc., Class A(a)	133,692	1,147,077
Everbridge, Inc.(a)	68,375	2,370,561
EverQuote, Inc., Class A(a)(b)	34,384	477,938
Evolent Health, Inc., Class A(a)	140,009	4,543,292
fuboTV, Inc.(a)	341,796	413,573
Grid Dynamics Holdings, Inc.(a)	90,431	1,036,339
Groupon, Inc.(a)(b)	36,579	153,998
LivePerson, Inc.(a)	120,853	532,962
LiveRamp Holdings, Inc.(a)	109,104	2,392,651
Magnite, Inc.(a)	226,167	2,094,306
Marathon Digital Holdings, Inc.(a)(b)	200,821	1,751,159
MicroStrategy, Inc., Class A(a)(b)	16,511	4,826,495
Mitek Systems, Inc.(a)(b)	72,413	694,441
Momentive Global, Inc.(a)	223,140	2,079,665
Multiplan Corp.(a)(b)	638,803	677,131
NetScout Systems, Inc.(a)	116,436	3,335,891
ON24, Inc.(a)	70,989	621,864
OneSpan, Inc.(a)	67,640	1,183,700
Ouster, Inc.(a)(b)	460,837	385,582
PagerDuty, Inc.(a)	147,831	5,171,128
PAR Technology Corp.(a)(b)	45,437	1,543,041
Parsons Corp.(a)	58,005	2,595,144
PDF Solutions, Inc.(a)	51,380	2,178,512
Perficient, Inc.(a)(b)	58,473	4,221,166
Progress Software Corp.	73,523	4,223,896
PROS Holdings, Inc.(a)	69,690	1,909,506
Q2 Holdings, Inc.(a)	95,689	2,355,863
Rackspace Technology, Inc.(a)(b)	89,351	167,980
Rapid7, Inc.(a)	100,907	4,632,640
Red Violet, Inc.(a)	14,638	257,629
Rimini Street, Inc.(a)	84,741	349,133
Riot Blockchain, Inc.(a)(b)	271,423	2,711,516
Sapiens International Corp. NV	53,443	1,160,782
Schrodinger, Inc.(a)(b)	92,238	2,428,627
SecureWorks Corp., Class A(a)(b)	13,813	118,377

Security	Shares	Value

Computer Services Software & Systems (continued)
ShotSpotter, Inc.(a)(b)	14,683	$577,336
Shutterstock, Inc.	41,012	2,977,471
Simulations Plus, Inc.	26,739	1,174,912
Sprout Social, Inc., Class A(a)(b)	79,917	4,865,347
SPS Commerce, Inc.(a)	61,854	9,420,364
Sumo Logic, Inc.(a)	201,614	2,415,336
TechTarget, Inc.(a)	46,339	1,673,765
Telos Corp.(a)	87,285	220,831
Tenable Holdings, Inc.(a)	191,034	9,076,025
Tucows, Inc., Class A(a)	17,444	339,286
Unisys Corp.(a)	115,907	449,719
Upland Software, Inc.(a)	54,690	235,167
Upwork, Inc.(a)	207,994	2,354,492
Varonis Systems, Inc.(a)	182,939	4,758,243
Verint Systems, Inc.(a)	111,128	4,138,407
Veritone, Inc.(a)(b)	56,140	327,296
Verra Mobility Corp.(a)(b)	239,930	4,059,616
Viant Technology, Inc., Class A(a)	18,892	82,180
Workiva, Inc.(a)	81,437	8,339,963
Yelp, Inc.(a)	115,748	3,553,464
Yext, Inc.(a)(b)	192,118	1,846,254
Zuora, Inc., Class A(a)	215,478	2,128,923

		215,748,537

Computer Technology — 0.9%
3D Systems Corp.(a)	217,558	2,332,222
Cantaloupe, Inc.(a)	98,031	558,777
Corsair Gaming, Inc.(a)(b)	69,213	1,270,058
Diebold Nixdorf, Inc.(a)	112,326	134,791
Identiv, Inc.(a)	33,764	207,311
Impinj, Inc.(a)(b)	36,657	4,967,757
Insight Enterprises, Inc.(a)	53,734	7,681,813
PC Connection, Inc.	18,648	838,414
Super Micro Computer, Inc.(a)(b)	80,133	8,538,171
Synaptics, Inc.(a)	67,827	7,538,971

		34,068,285

Construction — 0.6%
Construction Partners, Inc., Class A(a)(b)	67,649	1,822,464
EMCOR Group, Inc.	80,647	13,112,396
Granite Construction, Inc.	75,690	3,109,345
Great Lakes Dredge & Dock Corp.(a)	108,072	586,831
Primoris Services Corp.	88,332	2,178,267
Sterling Infrastructure, Inc.(a)	50,072	1,896,727
Tutor Perini Corp.(a)	72,874	449,633

		23,155,663

Consumer Electronics(a) — 0.1%
Sonos, Inc.(b)	218,514	4,287,244
Universal Electronics, Inc.	22,398	227,116
Vuzix Corp.(b)	103,757	429,554

		4,943,914

Consumer Finance(a) — 0.0%
Consumer Portfolio Services, Inc.(b)	17,579	187,919
Moneylion, Inc.(b)	223,276	126,776
NerdWallet, Inc., Class A(b)	44,474	719,589
OppFi, Inc.	20,875	42,794
Sunlight Financial Holdings, Inc.	37,549	11,727

		1,088,805

Consumer Lending — 0.5%
Curo Group Holdings Corp.	32,093	55,521
Encore Capital Group, Inc.(a)	39,706	2,003,168
Enova International, Inc.(a)	52,572	2,335,774

S E R I E S S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Lending (continued)
Ezcorp, Inc., Class A(a)	84,307	$725,040
LendingTree, Inc.(a)	18,026	480,573
Marcus & Millichap, Inc.	43,395	1,393,414
MoneyGram International, Inc.(a)	151,093	1,574,389
Navient Corp.	174,345	2,787,777
Nelnet, Inc., Class A	24,808	2,279,607
Oportun Financial Corp.(a)	52,856	204,024
PRA Group, Inc.(a)	65,891	2,567,113
PROG Holdings, Inc.(a)(b)	85,446	2,032,760
Regional Management Corp.	13,515	352,606
World Acceptance Corp.(a)	6,809	567,122

		19,358,888

Consumer Services: Miscellaneous — 0.4%
Cars.com, Inc.(a)	113,017	2,181,228
Chuy’s Holdings, Inc.(a)	30,374	1,088,908
FirstCash Holdings, Inc.	64,290	6,131,337
Franchise Group, Inc.	44,619	1,215,868
KAR Auction Services, Inc.(a)	183,011	2,503,591
Udemy, Inc.(a)	124,815	1,102,116
WW International, Inc.(a)(b)	97,117	400,122

		14,623,170

Containers & Packaging — 0.4%
Cryptyde, Inc.(a)	28,356	2,359
Greif, Inc., Class A	42,654	2,702,984
Greif, Inc., Class B	8,885	679,880
Myers Industries, Inc.	61,870	1,325,874
O-I Glass, Inc.(a)	262,624	5,964,191
Pactiv Evergreen, Inc.	72,226	577,808
Ranpak Holdings Corp.(a)	75,986	396,647
UFP Technologies, Inc.(a)	11,622	1,509,001
Veritiv Corp.	22,326	3,017,136

		16,175,880

Cosmetics — 0.3%
elf Beauty, Inc.(a)	84,008	6,918,059
Inter Parfums, Inc.	30,655	4,360,367

		11,278,426

Diversified Consumer Services(a) — 0.3%
Beachbody Co., Inc.(b)	161,696	77,970
Duolingo, Inc.(b)	41,093	5,859,451
Frontdoor, Inc.	141,569	3,946,944
Nerdy, Inc.	94,208	393,789
Rover Group, Inc.(b)	158,679	718,816

		10,996,970

Diversified Financial Services — 0.7%
Alerus Financial Corp.	26,712	428,728
Associated Capital Group, Inc., Class A	3,113	115,025
Cannae Holdings, Inc.(a)	118,382	2,388,949
Compass Diversified Holdings	105,027	2,003,915
European Wax Center, Inc., Class A	41,619	790,761
Houlihan Lokey, Inc.	86,796	7,593,782
Jackson Financial, Inc., Class A	127,726	4,778,230
MBIA, Inc.(a)	82,233	761,477
MidWestOne Financial Group, Inc.	24,085	588,156
Moelis & Co., Class A	108,819	4,183,002
Piper Sandler Cos	29,675	4,113,252
SWK Holdings Corp.(a)(b)	5,499	98,212
Tiptree, Inc.	43,249	630,138

		28,473,627

Security	Shares	Value

Diversified Manufacturing Operations — 0.6%
Barnes Group, Inc.	81,436	$3,280,242
Custom Truck One Source, Inc.(a)(b)	101,003	685,810
Enerpac Tool Group Corp.	97,949	2,497,700
Federal Signal Corp.	101,855	5,521,560
Harsco Corp.(a)	134,157	916,292
Luxfer Holdings PLC	45,697	772,279
OSI Systems, Inc.(a)	27,406	2,805,278
PowerSchool Holdings, Inc., Class A(a)	77,999	1,545,940
Standex International Corp.	20,282	2,483,328
TriMas Corp.	70,809	1,972,739

		22,481,168

Diversified Materials & Processing — 0.4%
Belden, Inc.	72,558	6,295,858
Encore Wire Corp.	30,215	5,599,746
Insteel Industries, Inc.	31,411	873,854
Koppers Holdings, Inc.	33,637	1,176,286
NL Industries, Inc.	14,377	87,124
Tredegar Corp.	47,451	433,228
Uranium Energy Corp.(a)(b)	612,277	1,763,358

		16,229,454

Diversified Media — 0.0%
EW Scripps Co., Class A(a)	99,652	937,725

Diversified Retail — 0.3%
Big Lots, Inc.	49,137	538,541
Dillard’s, Inc., Class A(b)	6,803	2,093,147
Duluth Holdings, Inc., Class B(a)	21,183	135,147
Global Industrial Co.	22,486	603,524
Overstock.com, Inc.(a)(b)	73,080	1,481,332
Porch Group, Inc.(a)(b)	129,953	185,833
PriceSmart, Inc.	43,787	3,129,895
Revolve Group, Inc.(a)	70,023	1,841,605
Stitch Fix, Inc., Class A(a)	144,003	735,855
Winmark Corp.	4,797	1,537,103

		12,281,982

Diversified Telecommunication Services — 0.0%
Charge Enterprises, Inc.(a)(b)	207,979	228,777

Drug & Grocery Store Chains — 0.3%
Ingles Markets, Inc., Class A	24,336	2,158,603
PetMed Express, Inc.	34,996	568,335
Rite Aid Corp.(a)(b)	104,122	233,233
Sprouts Farmers Market, Inc.(a)	181,187	6,346,981
Village Super Market, Inc., Class A	13,818	316,156
Weis Markets, Inc.	28,049	2,374,909

		11,998,217

Education Services — 0.7%
2U, Inc.(a)(b)	131,366	899,857
Adtalem Global Education, Inc.(a)	76,754	2,964,239
American Public Education, Inc.(a)	30,013	162,670
Chegg, Inc.(a)	212,778	3,468,281
Coursera, Inc.(a)	195,152	2,248,151
Franklin Covey Co.(a)	20,950	805,947
Graham Holdings Co., Class B	6,290	3,747,834
HealthStream, Inc.(a)	41,621	1,127,929
Laureate Education, Inc., Class A	229,658	2,700,778
Perdoceo Education Corp.(a)	114,978	1,544,155
Strategic Education, Inc.	38,729	3,479,026

8

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Education Services (continued)
Stride, Inc.(a)	71,834	$2,819,484
Universal Technical Institute, Inc.(a)	55,799	411,797

		26,380,148

Electrical Equipment(a) — 0.3%
Energy Vault Holdings, Inc.	147,262	315,141
Enovix Corp.(b)	185,934	2,772,276
ESS Tech, Inc.(b)	124,621	173,223
Fluence Energy, Inc.(b)	62,733	1,270,343
Heliogen, Inc.	148,599	35,694
NuScale Power Corp.(b)	53,856	489,551
Shoals Technologies Group, Inc., Class A(b)	277,995	6,335,506

		11,391,734

Electronic Components — 0.9%
AEye, Inc.(a)	128,643	40,497
Array Technologies, Inc.(a)(b)	257,564	5,635,500
Methode Electronics, Inc.	59,897	2,628,280
MicroVision, Inc.(a)(b)	283,119	755,928
Novanta, Inc.(a)	59,892	9,528,218
Rogers Corp.(a)	31,789	5,195,276
Sanmina Corp.(a)	97,267	5,932,314
ScanSource, Inc.(a)	41,855	1,274,066
Stem, Inc.(a)(b)	246,835	1,399,555
TTM Technologies, Inc.(a)	173,279	2,337,534

		34,727,168

Electronic Entertainment — 0.0%
Turtle Beach Corp.(a)	27,194	272,484

Electronic Equipment, Instruments & Components(a) — 0.1%
Evolv Technologies Holdings, Inc.(b)	142,998	446,154
Focus Universal, Inc.(b)	41,020	102,550
Lightwave Logic, Inc.(b)	185,652	970,960
Mirion Technologies, Inc.(b)	234,211	2,000,162
SmartRent, Inc.	215,206	548,775

		4,068,601

Electronics(a) — 0.3%
Agilysys, Inc.	33,807	2,789,416
Integer Holdings Corp.(b)	56,375	4,369,062
iRobot Corp.	46,054	2,009,797
NEXTracker, Inc., Class A	52,751	1,912,751
nLight, Inc.	75,144	764,966

		11,845,992

Energy Equipment — 0.9%
API Group Corp.(a)	353,002	7,935,485
Arcosa, Inc.	82,743	5,221,911
Bloom Energy Corp., Class A(a)	307,250	6,123,492
Diamond Offshore Drilling, Inc.(a)	172,106	2,072,156
Expro Group Holdings NV(a)	148,149	2,720,016
FuelCell Energy, Inc.(a)(b)	699,415	1,993,333
Matador Resources Co.	192,538	9,174,436
SunPower Corp.(a)(b)	140,031	1,938,029
TPI Composites, Inc.(a)(b)	62,508	815,729

		37,994,587

Energy Equipment & Services(a) — 0.4%
Borr Drilling Ltd.	343,841	2,606,315
Valaris Ltd.	104,052	6,769,623
Weatherford International PLC	120,690	7,162,951

		16,538,889

Engineering & Contracting Services — 0.7%
Argan, Inc.	21,910	886,698

Security	Shares	Value

Engineering & Contracting Services (continued)
Dycom Industries, Inc.(a)	49,356	$4,622,189
Exponent, Inc.	86,836	8,656,681
Fluor Corp.(a)	243,125	7,514,994
IES Holdings, Inc.(a)	14,185	611,232
MYR Group, Inc.(a)	27,982	3,526,012
NETSTREIT Corp.	95,784	1,750,931
VSE Corp.	17,432	782,697
Willdan Group, Inc.(a)	17,989	280,988

		28,632,422

Entertainment(a) — 0.3%
Cinemark Holdings, Inc.(b)	186,438	2,757,418
Golden Entertainment, Inc.	34,450	1,498,919
IMAX Corp.	80,691	1,547,653
Lions Gate Entertainment Corp., Class A(b)	102,598	1,135,760
Lions Gate Entertainment Corp., Class B	193,992	2,013,637
Playstudios, Inc.	132,843	490,191
Reservoir Media, Inc.	31,600	206,032
Skillz, Inc.(b)	574,885	341,022

		9,990,632

Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	111,885	5,028,112
BrightView Holdings, Inc.(a)	68,501	384,976
Brink’s Co.	76,643	5,119,752
Healthcare Services Group, Inc.	127,135	1,763,362
IBEX Holdings Ltd.(a)	15,374	375,126
Montrose Environmental Group, Inc.(a)(b)	46,936	1,674,207
SP Plus Corp.(a)	34,388	1,179,165
UniFirst Corp.	25,532	4,499,504

		20,024,204

Financial Data & Systems — 0.4%
Atlanticus Holdings Corp.(a)(b)	7,396	200,653
Cass Information Systems, Inc.	22,951	994,008
Donnelley Financial Solutions, Inc.(a)(b)	43,356	1,771,526
Everi Holdings, Inc.(a)	147,579	2,530,980
EVERTEC, Inc.	104,710	3,533,962
Green Dot Corp., Class A(a)	71,709	1,231,961
I3 Verticals, Inc., Class A(a)	39,466	968,101
International Money Express, Inc.(a)(b)	53,797	1,386,887
LendingClub Corp.(a)	180,800	1,303,568
Priority Technology Holdings, Inc.(a)	27,679	99,368
Repay Holdings Corp.(a)(b)	150,053	985,848
Value Line, Inc.(b)	1,578	76,265

		15,083,127

Financial Services — 0.2%
22nd Century Group, Inc.(a)(b)	252,696	194,323
Blue Foundry Bancorp(a)	45,959	437,530
Enact Holdings, Inc.	50,892	1,163,391
Karat Packaging, Inc.	8,762	116,797
Turning Point Brands, Inc.	26,455	555,555
Universal Corp.	41,446	2,192,079
Vector Group Ltd.	245,393	2,947,170

		7,606,845

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	14,822	174,159

Food Products(a) — 0.2%
Benson Hill, Inc.(b)	300,534	345,614
Beyond Meat, Inc.(b)	105,164	1,706,812
BRC, Inc.(b)	45,348	233,089

S E R I E S S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Hain Celestial Group, Inc.	153,936	$2,640,002
Local Bounti Corp.(b)	69,287	55,229
SunOpta, Inc.(b)	166,776	1,284,175

		6,264,921

Foods — 1.2%
AppHarvest, Inc.(a)	158,082	96,794
B&G Foods, Inc.	120,937	1,878,152
Chefs’ Warehouse, Inc.(a)(b)	58,497	1,991,823
HF Foods Group, Inc.(a)	54,160	212,307
Hostess Brands, Inc.(a)	228,218	5,678,064
J & J Snack Foods Corp.	25,989	3,852,090
John B Sanfilippo & Son, Inc.	15,293	1,482,197
Lancaster Colony Corp.	33,235	6,742,717
Medifast, Inc.	18,651	1,933,549
Mission Produce, Inc.(a)(b)	68,093	756,513
Nature’s Sunshine Products, Inc.(a)	19,301	197,063
Seneca Foods Corp., Class A(a)	8,506	444,609
Simply Good Foods Co.(a)	151,812	6,037,563
Sovos Brands, Inc.(a)	65,675	1,095,459
SpartanNash Co.	59,951	1,486,785
Tattooed Chef, Inc.(a)(b)	78,079	110,872
Tootsie Roll Industries, Inc.(b)	27,836	1,250,133
TreeHouse Foods, Inc.(a)	86,876	4,381,157
United Natural Foods, Inc.(a)	102,006	2,687,858
Utz Brands, Inc.	112,802	1,857,849
Vita Coco Co., Inc.(a)(b)	47,538	932,695
Vital Farms, Inc.(a)	51,048	781,034
Whole Earth Brands, Inc.(a)	61,190	156,646

		46,043,929

Forest Products — 0.3%
Boise Cascade Co.	67,457	4,266,655
UFP Industries, Inc.	102,129	8,116,192

		12,382,847

Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	73,445	1,175,120
Ennis, Inc.	42,926	905,309
Quad/Graphics, Inc.(a)	53,805	230,824

		2,311,253

Fruit & Grain Processing — 0.1%
MGP Ingredients, Inc.	23,988	2,320,119

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	22,829	696,741
Hillenbrand, Inc.	118,170	5,616,620
Matthews International Corp., Class A	50,605	1,824,816

		8,138,177

Gas Pipeline — 0.1%
Equitrans Midstream Corp.	702,383	4,059,774
Kinetik Holdings, Inc., Class A	28,425	889,702
NextDecade Corp.(a)(b)	58,881	292,639

		5,242,115

Glass — 0.0%
Apogee Enterprises, Inc.	38,215	1,652,799

Security	Shares	Value

Gold(a) — 0.1%
Coeur Mining, Inc.(b)	475,986	$1,899,184
Novagold Resources, Inc.	406,041	2,525,575

		4,424,759

Health Care Equipment & Services(b) — 0.1%
Embecta Corp.	98,385	2,766,586
Figs, Inc., Class A(a)	218,402	1,351,909

		4,118,495

Health Care Equipment & Supplies — 0.2%
AbCellera Biologics, Inc.(a)(b)	354,054	2,669,567
Adaptive Biotechnologies Corp.(a)	190,024	1,677,912
Inogen, Inc.(a)	40,440	504,692
Nano-X Imaging Ltd.(a)(b)	78,208	451,260
OmniAb, Inc.(a)	137,235	505,025
OmniAb, Inc.(c)	18,006	—
Paragon 28, Inc.(a)	83,314	1,422,170
PROCEPT BioRobotics Corp.(a)(b)	44,315	1,258,546
Vicarious Surgical, Inc.(a)	84,278	191,311
Zimvie, Inc.(a)	34,331	248,213

		8,928,696

Health Care Facilities — 0.6%
Apollo Medical Holdings, Inc.(a)	66,409	2,421,936
Brookdale Senior Living, Inc.(a)(b)	317,455	936,492
Ensign Group, Inc.	92,051	8,794,553
Joint Corp.(a)	23,183	390,170
LifeStance Health Group, Inc.(a)(b)	123,415	916,973
National HealthCare Corp.	21,763	1,263,777
RxSight, Inc.(a)	40,234	671,103
Select Medical Holdings Corp.	177,690	4,593,287
Sight Sciences, Inc.(a)	38,071	332,741
U.S. Physical Therapy, Inc.	21,985	2,152,551

		22,473,583

Health Care Management Services(a) — 0.4%
Computer Programs & Systems, Inc.	23,900	721,780
Hims & Hers Health, Inc.	207,292	2,056,337
Option Care Health, Inc.	285,507	9,070,557
Progyny, Inc.(b)	129,286	4,152,666

		16,001,340

Health Care Providers & Services(a) — 0.2%
23andMe Holding Co., Class A	440,570	1,004,500
Cano Health, Inc.(b)	291,984	265,705
CareMax, Inc.	92,130	245,987
Clover Health Investments Corp.(b)	661,511	559,043
DocGo, Inc.	140,894	1,218,733
Oncology Institute, Inc.	54,829	37,169
P3 Health Partners, Inc.(b)	39,295	41,653
R1 RCM, Inc.(b)	256,831	3,852,465
Sema4 Holdings Corp.	510,006	186,152

		7,411,407

Health Care Services — 1.7%
Accolade, Inc.(a)(b)	113,525	1,632,490
Addus HomeCare Corp.(a)	26,415	2,820,065
Agiliti, Inc.(a)(b)	47,358	756,781
AirSculpt Technologies, Inc.(b)	18,378	92,625
Alignment Healthcare, Inc.(a)(b)	168,209	1,069,809
American Well Corp., Class A(a)(b)	390,138	920,726
AMN Healthcare Services, Inc.(a)	74,041	6,142,441

10

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Services (continued)
ATI Physical Therapy, Inc.(a)	115,575	$29,379
Aveanna Healthcare Holdings, Inc.(a)	74,403	77,379
Babylon Holdings Ltd./Jersey, Class A(a)(b)	6,729	34,251
Butterfly Network, Inc.(a)(b)	232,052	436,258
Cara Therapeutics, Inc.(a)	77,774	381,870
CorVel Corp.(a)	14,954	2,845,447
Cross Country Healthcare, Inc.(a)	61,092	1,363,573
Cue Health, Inc.(a)	177,312	322,708
Health Catalyst, Inc.(a)(b)	93,910	1,095,930
HealthEquity, Inc.(a)	141,763	8,322,906
Inari Medical, Inc.(a)	82,471	5,091,760
ModivCare, Inc.(a)	21,579	1,814,362
NeoGenomics, Inc.(a)	214,937	3,742,053
NextGen Healthcare, Inc.(a)	94,820	1,650,816
Omnicell, Inc.(a)	75,853	4,450,296
OptimizeRx Corp.(a)	28,157	411,937
Pear Therapeutics, Inc.(a)(b)	109,561	27,938
Pediatrix Medical Group, Inc.(a)	140,357	2,092,723
Pennant Group, Inc.(a)	44,756	639,116
Phibro Animal Health Corp., Class A	35,009	536,338
Phreesia, Inc.(a)	84,821	2,738,870
Privia Health Group, Inc.(a)(b)	88,304	2,438,073
Ryman Hospitality Properties, Inc.	91,927	8,248,610
Sharecare, Inc.(a)(b)	504,972	717,060
Surgery Partners, Inc.(a)(b)	87,949	3,031,602
Veradigm, Inc.(a)	183,728	2,397,650

		68,373,842

Health Care Technology — 0.0%
Nutex Health, Inc.(a)	438,550	442,936

Health Care: Miscellaneous(a) — 0.2%
Absci Corp.	86,413	151,223
Medpace Holdings, Inc.	43,356	8,153,096
PhenomeX, Inc.	120,665	139,971

		8,444,290

Home Building — 1.1%
Beazer Homes USA, Inc.(a)	50,427	800,781
Century Communities, Inc.	48,293	3,086,889
Hovnanian Enterprises, Inc., Class A(a)	8,030	544,755
Installed Building Products, Inc.	40,646	4,634,863
KB Home	129,856	5,217,614
Legacy Housing Corp.(a)	14,089	320,666
LGI Homes, Inc.(a)	35,089	4,001,199
M/I Homes, Inc.(a)	45,750	2,886,368
MDC Holdings, Inc.	99,347	3,861,618
Meritage Homes Corp.	62,024	7,241,922
Taylor Morrison Home Corp.(a)	178,375	6,824,627
Tile Shop Holdings, Inc.(a)	56,219	263,667
Tri Pointe Homes, Inc.(a)	172,795	4,375,169

		44,060,138

Hotel/Motel — 0.2%
Bally’s Corp.(a)	61,483	1,200,148
F45 Training Holdings, Inc.(a)	55,523	64,407
First Watch Restaurant Group, Inc.(a)	26,369	423,486
Krispy Kreme, Inc.	122,705	1,908,063
Marcus Corp.	42,218	675,488
NEOGAMES SA(a)	22,968	349,113
Red Rock Resorts, Inc., Class A	86,467	3,853,834
Xponential Fitness, Inc., Class A(a)	34,874	1,059,821

		9,534,360

Security	Shares	Value

Hotels, Restaurants & Leisure(a) — 0.0%
Bowlero Corp.	50,370	$853,771
Inspirato, Inc.	45,205	43,347
Sonder Holdings, Inc.(b)	302,780	229,235
Vacasa, Inc., Class A	178,786	172,028

		1,298,381

Household Appliances — 0.0%
Landsea Homes Corp.(a)	13,542	82,065
National Presto Industries, Inc.	8,872	639,582
Snap One Holdings Corp.(a)	28,334	264,923
Traeger, Inc.(a)	59,759	245,609

		1,232,179

Household Durables(a)(b) — 0.0%
Dream Finders Homes, Inc., Class A	35,337	468,215
Vizio Holding Corp., Class A	115,806	1,063,099

		1,531,314

Household Equipment & Products — 0.4%
Central Garden & Pet Co.(a)	16,771	688,617
Central Garden & Pet Co., Class A(a)	68,563	2,678,756
Energizer Holdings, Inc.	121,579	4,218,791
Helen of Troy Ltd.(a)	40,647	3,868,375
Tupperware Brands Corp.(a)	71,031	177,578
Zurn Elkay Water Solutions Corp.	212,468	4,538,317

		16,170,434

Household Furnishings — 0.2%
American Woodmark Corp.(a)(b)	28,213	1,469,051
Ethan Allen Interiors, Inc.	38,753	1,064,157
La-Z-Boy, Inc.	73,666	2,142,207
Lifetime Brands, Inc.	19,521	114,783
Lovesac Co.(a)	23,904	690,826
Purple Innovation, Inc.(a)(b)	112,939	298,159
Sleep Number Corp.(a)	36,458	1,108,688

		6,887,871

Independent Power Producers & Energy Traders(a) — 0.0%
Altus Power, Inc.	156,777	859,138
Montauk Renewables, Inc.	106,852	840,925

		1,700,063

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	43,748	867,085

Insurance — 0.2%
Lemonade, Inc.(a)(b)	80,746	1,151,438
Marqeta, Inc., Class A(a)	742,452	3,393,006
Mercury General Corp.	45,783	1,453,152
Oscar Health, Inc., Class A(a)	205,727	1,345,455
Skyward Specialty Insurance Group, Inc.(a)	16,899	369,581

		7,712,632

Insurance: Life — 0.3%
American Equity Investment Life Holding Co.	121,006	4,415,509
Bright Health Group, Inc.(a)(b)	298,230	65,700
CNO Financial Group, Inc.	193,747	4,299,246
National Western Life Group, Inc., Class A	3,814	925,353
Selectquote, Inc.(a)	227,828	494,387
Trean Insurance Group, Inc.(a)	38,584	236,134
Trupanion, Inc.(a)(b)	66,649	2,858,575

		13,294,904

Insurance: Multi-Line — 0.4%
BRP Group, Inc., Class A(a)(b)	103,576	2,637,045
Crawford & Co., Class A	27,856	232,876

S E R I E S S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance: Multi-Line (continued)
eHealth, Inc.(a)	43,442	$406,617
Goosehead Insurance, Inc., Class A(a)	32,541	1,698,640
Horace Mann Educators Corp.	63,440	2,123,971
James River Group Holdings Ltd.	48,689	1,005,428
Mr. Cooper Group, Inc.(a)	118,336	4,848,226
SiriusPoint Ltd.(a)	157,335	1,279,134

		14,231,937

Insurance: Property-Casualty — 1.8%
AMERISAFE, Inc.	32,239	1,578,099
Argo Group International Holdings Ltd.	54,547	1,597,682
Donegal Group, Inc., Class A	27,114	414,302
Employers Holdings, Inc.	42,660	1,778,495
Enstar Group Ltd.(a)	19,144	4,437,388
Essent Group Ltd.	180,375	7,224,019
Genworth Financial, Inc., Class A(a)	761,926	3,824,869
Greenlight Capital Re Ltd., Class A(a)(b)	44,928	421,874
HCI Group, Inc.	11,047	592,119
Hilltop Holdings, Inc.	85,489	2,536,459
Investors Title Co.	2,120	320,120
Kinsale Capital Group, Inc.(b)	36,943	11,088,441
NI Holdings, Inc.(a)	17,790	231,270
NMI Holdings, Inc., Class A(a)	140,290	3,132,676
Palomar Holdings, Inc.(a)	41,443	2,287,654
ProAssurance Corp.	79,587	1,470,768
Radian Group, Inc.	251,110	5,549,531
RLI Corp.(b)	66,663	8,860,179
Safety Insurance Group, Inc.	21,629	1,611,793
Selective Insurance Group, Inc.	101,750	9,699,827
Stewart Information Services Corp.	40,510	1,634,578
United Fire Group, Inc.	36,041	956,889
Universal Insurance Holdings, Inc.	44,034	802,299

		72,051,331

International Trade & Diversified Logistic(a) — 0.1%
CryoPort, Inc.(b)	75,422	1,810,128
Radiant Logistics, Inc.	64,025	420,004
V2X, Inc.	20,528	815,372

		3,045,504

Internet & Catalog Retail(a) — 0.1%
BARK, Inc.(b)	193,194	280,131
ContextLogic, Inc., Class A(b)	998,629	445,189
Qurate Retail, Inc., Series A	600,046	592,725
RumbleON, Inc., Class B(b)	15,994	96,924
ThredUp, Inc., Class A(b)	106,641	269,802
Vivid Seats, Inc., Class A(b)	42,989	328,006

		2,012,777

Internet Software & Services(a) — 0.3%
1stdibs.com, Inc.	36,989	146,846
aka Brands Holding Corp.(b)	13,206	7,193
Boxed, Inc.	91,803	17,424
eGain Corp.	34,204	259,609
Flywire Corp.	97,519	2,863,158
Gogo, Inc.	85,304	1,236,908
Lulu’s Fashion Lounge Holdings, Inc.(b)	26,618	63,351
MediaAlpha, Inc., Class A	42,186	631,946
Outbrain, Inc.	61,698	254,813
Quotient Technology, Inc.	157,815	517,633
Remitly Global, Inc.	171,317	2,903,823
Rent the Runway, Inc., Class A(b)	86,971	247,867

Security	Shares	Value

Internet Software & Services (continued)
TrueCar, Inc.	153,975	$354,143
Xometry, Inc., Class A(b)	58,473	875,341

		10,380,055

IT Services — 0.5%
Bread Financial Holdings, Inc.	45,593	1,382,380
Cerberus Cyber Sentinel Corp.(a)(b)	70,569	23,852
Cyxtera Technologies, Inc.(a)	60,210	18,388
Fastly, Inc., Class A(a)	194,111	3,447,411
Joby Aviation, Inc.(a)(b)	439,775	1,908,623
Markforged Holding Corp.(a)(b)	170,127	163,118
Payoneer Global, Inc.(a)	376,714	2,365,764
Paysafe Ltd.(a)	48,581	838,994
Sabre Corp.(a)(b)	557,558	2,391,924
SolarWinds Corp.(a)	83,082	714,505
Squarespace, Inc., Class A(a)	52,108	1,655,471
StoneCo Ltd., Class A(a)(b)	473,751	4,519,585

		19,430,015

Leisure Time — 0.8%
Acushnet Holdings Corp.(b)	56,789	2,892,832
AMMO, Inc.(a)(b)	154,888	305,129
Clarus Corp.	45,706	431,922
Hilton Grand Vacations, Inc.(a)	146,578	6,512,461
Johnson Outdoors, Inc., Class A	9,203	579,881
Latham Group, Inc.(a)(b)	68,765	196,668
Life Time Group Holdings, Inc.(a)	71,788	1,145,736
Lindblad Expeditions Holdings, Inc.(a)	57,593	550,589
Madison Square Garden Entertainment Corp.(a)	44,401	2,622,767
OneSpaWorld Holdings Ltd.(a)	113,297	1,358,431
Portillo’s, Inc., Class A(a)	54,681	1,168,533
RCI Hospitality Holdings, Inc.(b)	14,674	1,147,067
SeaWorld Entertainment, Inc.(a)(b)	67,849	4,159,822
Smith & Wesson Brands, Inc.	78,072	961,066
Sturm Ruger & Co., Inc.	29,570	1,698,501
Topgolf Callaway Brands Corp.(a)(b)	239,264	5,172,888
Vista Outdoor, Inc.(a)	95,516	2,646,748

		33,551,041

Luxury Items — 0.2%
Movado Group, Inc.	25,961	746,898
Signet Jewelers Ltd.	76,439	5,945,425
Stagwell, Inc.(a)	131,340	974,543

		7,666,866

Machinery(a) — 0.1%
Berkshire Grey, Inc.	75,406	104,060
Fathom Digital Manufacturing C	15,661	8,506
Hillman Solutions Corp.(b)	230,092	1,937,375
Hyzon Motors, Inc.(b)	146,569	119,468
Lightning eMotors, Inc.(b)	60,481	17,328
Matterport, Inc.	383,573	1,047,154
Microvast Holdings, Inc.(b)	298,361	369,968
Proterra, Inc.(b)	385,404	585,814
Sarcos Technology and Robotics Corp.(b)	177,959	84,477
Velo3D, Inc.(b)	104,479	237,167
Xos, Inc.(b)	84,540	44,384

		4,555,701

Machinery: Agricultural — 0.4%
Alamo Group, Inc.	17,206	3,168,657
Integral Ad Science Holding Corp.(a)	65,410	933,401
Lindsay Corp.	18,859	2,850,161
SPX Technologies, Inc.(a)	74,609	5,265,903

12

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery: Agricultural (continued)
Titan International, Inc.(a)	87,340	$915,323
Titan Machinery, Inc.(a)	34,629	1,054,453

		14,187,898

Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	37,374	1,541,678
Douglas Dynamics, Inc.	38,358	1,223,237
Manitowoc Co., Inc.(a)	58,793	1,004,772
NACCO Industries, Inc., Class A	6,262	225,870
Terex Corp.	113,929	5,511,885

		9,507,442

Machinery: Industrial — 1.1%
Applied Industrial Technologies, Inc.	65,346	9,287,627
Chart Industries, Inc.(a)(b)	72,899	9,141,535
Columbus McKinnon Corp.	46,692	1,735,075
Desktop Metal, Inc., Class A(a)(b)	457,522	1,052,301
DXP Enterprises, Inc.(a)	26,120	703,150
EnPro Industries, Inc.	35,577	3,696,095
Hydrofarm Holdings Group, Inc.(a)	71,262	123,283
Hyliion Holdings Corp.(a)	236,759	468,783
Hyster-Yale Materials Handling, Inc.	18,481	922,017
John Bean Technologies Corp.	53,987	5,900,239
Kadant, Inc.	19,843	4,137,662
Kennametal, Inc.	139,280	3,841,342
Nikola Corp.(a)(b)	581,143	703,183
Omega Flex, Inc.(b)	5,629	627,296
Proto Labs, Inc.(a)	46,457	1,540,050
Tennant Co.	30,778	2,109,216

		45,988,854

Machinery: Specialty — 0.1%
Albany International Corp., Class A	53,358	4,768,071

Manufactured Housing(a) — 0.3%
Cavco Industries, Inc.	14,861	4,721,934
Skyline Champion Corp.	91,097	6,853,227

		11,575,161

Marine — 0.1%
Golden Ocean Group Ltd.(b)	209,397	1,993,459

Media(a) — 0.2%
Arena Group Holdings, Inc.	17,516	74,443
Bumble, Inc., Class A	171,184	3,346,647
Gambling.com Group Ltd.	13,401	132,804
Innovid Corp.	122,274	172,406
Leafly Holdings, Inc.(b)	48,776	19,506
PubMatic, Inc., Class A(b)	74,312	1,026,992
Urban One, Inc.	31,333	198,552
Vimeo, Inc.	227,211	870,218
Vinco Ventures, Inc.(b)	369,042	118,573
Wejo Group Ltd.	29,266	14,428
ZipRecruiter, Inc., Class A(b)	124,709	1,987,861

		7,962,430

Medical & Dental Instruments & Supplies — 1.8%
Akoya Biosciences, Inc.(a)	25,409	207,846
Alphatec Holdings, Inc.(a)(b)	123,807	1,931,389
AngioDynamics, Inc.(a)	64,733	669,339
Anika Therapeutics, Inc.(a)	24,995	717,856
Artivion, Inc.(a)	66,334	868,975
AtriCure, Inc.(a)	77,943	3,230,737
Atrion Corp.	2,296	1,441,681
Avanos Medical, Inc.(a)	79,325	2,359,126

Security	Shares	Value

Medical & Dental Instruments & Supplies (continued)
Axogen, Inc.(a)	68,907	$651,171
BioLife Solutions, Inc.(a)	57,514	1,250,930
Cardiovascular Systems, Inc.(a)	69,993	1,390,061
Cerus Corp.(a)	294,026	873,257
Community Health Systems, Inc.(a)	213,834	1,047,787
CONMED Corp.	49,774	5,169,528
Cutera, Inc.(a)(b)	28,448	671,942
LeMaitre Vascular, Inc.	33,267	1,712,253
LivaNova PLC(a)	92,014	4,009,970
Merit Medical Systems, Inc.(a)	95,246	7,043,442
NanoString Technologies, Inc.(a)(b)	79,322	785,288
Neogen Corp.(a)(b)	370,538	6,862,364
NuVasive, Inc.(a)	89,679	3,704,640
Ocular Therapeutix, Inc.(a)	132,637	698,997
OraSure Technologies, Inc.(a)	123,704	748,409
Organogenesis Holdings, Inc.(a)	116,971	249,148
Orthofix Medical, Inc.(a)	58,656	982,488
OrthoPediatrics Corp.(a)	26,020	1,152,426
Outset Medical, Inc.(a)(b)	82,861	1,524,642
Owens & Minor, Inc.(a)	126,169	1,835,759
Owlet, Inc.(a)(b)	20,593	6,680
Patterson Cos., Inc.	148,961	3,987,686
Pulmonx Corp.(a)	59,088	660,604
Senseonics Holdings, Inc.(a)(b)	813,072	577,281
STAAR Surgical Co.(a)	81,939	5,239,999
Surmodics, Inc.(a)	23,596	537,517
TransMedics Group, Inc.(a)	52,091	3,944,851
Treace Medical Concepts, Inc.(a)	62,920	1,584,955
Utah Medical Products, Inc.	5,607	531,375
ViewRay, Inc.(a)	253,085	875,674

		71,738,073

Medical Equipment — 1.6%
AdaptHealth Corp.(a)	123,398	1,533,837
Alpha Teknova, Inc.(a)	9,420	27,883
Bionano Genomics, Inc.(a)(b)	517,768	574,723
CareDx, Inc.(a)	87,350	798,379
Cytek Biosciences, Inc.(a)(b)	194,764	1,789,881
Glaukos Corp.(a)	78,180	3,916,818
Haemonetics Corp.(a)	85,619	7,084,972
Inspire Medical Systems, Inc.(a)	48,841	11,432,213
iRadimed Corp.	12,040	473,774
iRhythm Technologies, Inc.(a)(b)	51,520	6,390,026
Lantheus Holdings, Inc.(a)	116,716	9,636,073
Nevro Corp.(a)	59,771	2,160,722
Quanterix Corp.(a)	57,837	651,823
Seer, Inc., Class A(a)(b)	83,784	323,406
Shockwave Medical, Inc.(a)	60,800	13,183,264
SI-BONE, Inc.(a)(b)	57,931	1,139,503
Silk Road Medical, Inc.(a)	64,218	2,512,850
Tactile Systems Technology, Inc.(a)	34,536	567,081
Varex Imaging Corp.(a)	66,501	1,209,653
Zynex, Inc.(a)	36,047	432,564

		65,839,445

Medical Services(a) — 0.0%
Fulgent Genetics, Inc.	36,027	1,124,763
Innovage Holding Corp.	30,150	240,597
Inotiv, Inc.(b)	31,745	137,456

		1,502,816

Metal Fabricating — 0.8%
CompX International, Inc.	2,464	44,549

S E R I E S S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Metal Fabricating (continued)
Distribution Solutions Group, Inc.(a)	8,341	$379,182
DMC Global, Inc.(a)	31,966	702,293
GrafTech International Ltd.(b)	330,956	1,608,446
Haynes International, Inc.	20,866	1,045,178
MRC Global, Inc.(a)	141,749	1,377,800
Mueller Industries, Inc.	95,546	7,020,720
Mueller Water Products, Inc., Class A	263,397	3,671,754
Northwest Pipe Co.(a)	16,799	524,633
RBC Bearings, Inc.(a)(b)	48,682	11,329,762
Worthington Industries, Inc.	53,682	3,470,542

		31,174,859

Metals & Minerals: Diversified — 1.0%
Alpha Metallurgical Resources, Inc.	26,058	4,065,048
Commercial Metals Co.	199,547	9,757,848
Compass Minerals International, Inc.	58,828	2,017,212
Constellium SE(a)	215,711	3,296,064
Energy Fuels, Inc.(a)(b)	267,578	1,493,085
Hecla Mining Co.(b)	945,036	5,982,078
Hycroft Mining Holding Corp.(a)(b)	233,212	100,841
Intrepid Potash, Inc.(a)(b)	19,555	539,718
Materion Corp.	34,378	3,987,848
Minerals Technologies, Inc.	54,687	3,304,189
PolyMet Mining Corp.(a)	49,605	106,651
Ring Energy, Inc.(a)	175,942	334,290
SunCoke Energy, Inc.	143,879	1,292,033
U.S. Lime & Minerals, Inc.	3,503	534,873
U.S. Silica Holdings, Inc.(a)	126,500	1,510,410

		38,322,188

Mining(a) — 0.1%
5E Advanced Materials, Inc.(b)	68,231	369,812
Dakota Gold Corp.	89,236	323,034
Piedmont Lithium, Inc.(b)	29,708	1,783,966

		2,476,812

Office Supplies & Equipment — 0.2%
ACCO Brands Corp.	154,740	823,217
Eastman Kodak Co.(a)	96,363	395,088
HNI Corp.	70,338	1,958,210
Kimball International, Inc., Class B	61,427	761,695
MillerKnoll, Inc.	129,923	2,656,925
Pitney Bowes, Inc.	200,937	781,645
Steelcase, Inc., Class A	148,506	1,250,421

		8,627,201

Oil & Gas Producers — 0.4%
Civitas Resources, Inc.	125,989	8,610,088
Crescent Energy Co., Class A(b)	66,980	757,544
HighPeak Energy, Inc.(b)	12,414	285,522
Kosmos Energy Ltd.(a)	771,299	5,738,465

		15,391,619

Oil Well Equipment & Services — 1.1%
Bristow Group, Inc.(a)	40,051	897,142
Cactus, Inc., Class A	106,674	4,398,169
ChampionX Corp.	341,871	9,274,960
Dril-Quip, Inc.(a)	57,315	1,644,367
Helix Energy Solutions Group, Inc.(a)	244,435	1,891,927
Helmerich & Payne, Inc.	175,656	6,279,702
Liberty Energy, Inc., Class A	230,224	2,949,170
Nabors Industries Ltd.(a)	15,544	1,894,969
National Energy Services Reunited Corp.(a)	61,329	322,591
Newpark Resources, Inc.(a)	146,188	562,824

Security	Shares	Value

Oil Well Equipment & Services (continued)
NexTier Oilfield Solutions, Inc.(a)(b)	300,154	$2,386,224
Oceaneering International, Inc.(a)	170,740	3,010,146
Oil States International, Inc.(a)	107,822	898,157
Patterson-UTI Energy, Inc.	366,385	4,286,705
ProPetro Holding Corp.(a)	150,612	1,082,900
RPC, Inc.	128,023	984,497
Select Energy Services, Inc., Class A	122,354	851,584
Solaris Oilfield Infrastructure, Inc., Class A	54,034	461,450
TETRA Technologies, Inc.(a)	216,533	573,813

		44,651,297

Oil, Gas & Consumable Fuels — 0.6%
Archrock, Inc.	231,283	2,259,635
Ardmore Shipping Corp.	69,935	1,039,934
DHT Holdings, Inc.	234,042	2,529,994
Dorian LPG Ltd.	52,698	1,050,798
Empire Petroleum Corp.(a)(b)	16,161	200,558
Excelerate Energy, Inc., Class A	31,644	700,598
FLEX LNG Ltd.(a)(b)	49,202	1,652,203
Frontline PLC	212,918	3,525,922
Gulfport Energy Corp.(a)(b)	18,738	1,499,040
Noble Corp. PLC(a)	143,991	5,683,325
ProFrac Holding Corp., Class A(a)	40,409	511,982
VAALCO Energy, Inc.	182,238	825,538
Vertex Energy, Inc.(a)(b)	92,726	916,133

		22,395,660

Oil: Crude Producers — 1.9%
Amplify Energy Corp.(a)(b)	61,136	420,004
Berry Corp.	131,115	1,029,253
California Resources Corp.	126,538	4,871,713
Callon Petroleum Co.(a)	84,649	2,830,663
Chord Energy Corp.	70,977	9,553,504
CNX Resources Corp.(a)	288,476	4,621,385
Comstock Resources, Inc.	157,285	1,697,105
CVR Energy, Inc.	50,487	1,654,964
Denbury, Inc.(a)	85,690	7,509,015
Earthstone Energy, Inc., Class A(a)(b)	75,432	981,370
Gevo, Inc.(a)(b)	342,688	527,740
Magnolia Oil & Gas Corp., Class A	298,822	6,538,225
Murphy Oil Corp.	252,044	9,320,587
Northern Oil & Gas, Inc.	113,436	3,442,783
ONE Gas, Inc.	91,887	7,280,207
Ranger Oil Corp., Class A	33,217	1,356,582
Riley Exploration Permian, Inc.	18,211	693,111
SandRidge Energy, Inc.(a)	33,568	483,715
SilverBow Resources, Inc.(a)(b)	20,233	462,324
SM Energy Co.	207,495	5,843,059
Talos Energy, Inc.(a)(b)	120,205	1,783,842
Tellurian, Inc.(a)(b)	872,393	1,073,043
Ur-Energy, Inc.(a)(b)	362,736	384,500
Vital Energy, Inc.(a)	28,507	1,298,209
W&T Offshore, Inc.(a)(b)	162,048	823,204

		76,480,107

Oil: Refining & Marketing — 0.4%
Clean Energy Fuels Corp.(a)(b)	290,109	1,264,875
Delek U.S. Holdings, Inc.	118,767	2,725,703
Par Pacific Holdings, Inc.(a)	83,603	2,441,208
PBF Energy, Inc., Class A	202,198	8,767,305
World Fuel Services Corp.	104,744	2,676,209

		17,875,300

14

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Paints & Coatings — 0.2%
Chase Corp.	12,800	$1,340,544
HB Fuller Co.	91,934	6,292,882
Kronos Worldwide, Inc.	39,140	360,480

		7,993,906

Paper — 0.1%
Clearwater Paper Corp.(a)	28,290	945,452
Glatfelter Corp.	68,669	219,054
Mativ Holdings, Inc.	91,886	1,972,792

		3,137,298

Paper & Forest Products — 0.1%
Sylvamo Corp.	58,344	2,698,993

Personal Care — 0.6%
Beauty Health Co.(a)	149,780	1,891,721
BellRing Brands, Inc.(a)	228,344	7,763,696
Edgewell Personal Care Co.	88,218	3,742,208
Honest Co., Inc.(a)(b)	101,668	183,002
Nu Skin Enterprises, Inc., Class A	84,185	3,309,312
Sterling Check Corp.(a)(b)	41,654	464,442
Thorne HealthTech, Inc.(a)(b)	21,325	98,522
USANA Health Sciences, Inc.(a)	19,401	1,220,323
Veru, Inc.(a)(b)	103,445	119,996
WD-40 Co.	23,388	4,164,234

		22,957,456

Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)(b)	167,492	2,696,621

Pharmaceuticals — 2.1%
ACADIA Pharmaceuticals, Inc.(a)	205,574	3,868,903
Aclaris Therapeutics, Inc.(a)	110,528	894,172
Alkermes PLC(a)	278,656	7,855,313
Amneal Pharmaceuticals, Inc.(a)	158,228	219,937
Amphastar Pharmaceuticals, Inc.(a)	65,638	2,461,425
Arrowhead Pharmaceuticals, Inc.(a)(b)	175,973	4,469,714
Atea Pharmaceuticals, Inc.(a)	134,315	449,955
Athira Pharma, Inc.(a)	48,613	121,532
Axonics, Inc.(a)	83,780	4,571,037
Axsome Therapeutics, Inc.(a)(b)	54,754	3,377,227
Cassava Sciences, Inc.(a)(b)	65,247	1,573,758
Chimerix, Inc.(a)	128,913	162,430
Corcept Therapeutics, Inc.(a)	147,967	3,204,965
DICE Therapeutics, Inc.(a)	60,480	1,732,752
Eagle Pharmaceuticals, Inc.(a)	17,753	503,653
Edgewise Therapeutics, Inc.(a)	63,829	425,739
Enanta Pharmaceuticals, Inc.(a)	34,031	1,376,214
Esperion Therapeutics, Inc.(a)	119,831	190,531
Evolus, Inc.(a)(b)	60,680	513,353
Harmony Biosciences Holdings, Inc.(a)(b)	44,997	1,469,152
Heska Corp.(a)	16,507	1,611,413
Innoviva, Inc.(a)	109,641	1,233,461
Intra-Cellular Therapies, Inc.(a)	156,453	8,471,930
Ironwood Pharmaceuticals, Inc.(a)(b)	234,596	2,467,950
Liquidia Corp.(a)	81,251	561,444
Nektar Therapeutics(a)	291,165	204,660
Nuvation Bio, Inc.(a)	203,302	337,481
Pacira BioSciences, Inc.(a)	77,007	3,142,656
PetIQ, Inc.(a)	47,188	539,831
Prestige Consumer Healthcare, Inc.(a)	85,283	5,341,274
Reata Pharmaceuticals, Inc., Class A(a)	47,239	4,294,970
Revance Therapeutics, Inc.(a)(b)	137,870	4,440,793

Security	Shares	Value

Pharmaceuticals (continued)
Scilex Holding Lock Up, (Acquired 01/06/23, Cost: $1,040,392)(d)	99,274	$804,776
SIGA Technologies, Inc.	81,168	466,716
Supernus Pharmaceuticals, Inc.(a)	84,683	3,068,065
Syndax Pharmaceuticals, Inc.(a)	102,980	2,174,938
Tarsus Pharmaceuticals, Inc.(a)	30,297	380,833
TG Therapeutics, Inc.(a)(b)	227,591	3,422,969
Theravance Biopharma, Inc.(a)	112,131	1,216,621
Theseus Pharmaceuticals, Inc.(a)	27,407	243,374
Third Harmonic Bio, Inc.(a)(b)	17,626	72,619
Ventyx Biosciences, Inc.(a)(b)	42,661	1,429,143
Xeris Biopharma Holdings, Inc.(a)	231,079	376,659

		85,746,338

Photography — 0.0%
GoPro, Inc., Class A(a)	224,498	1,129,225

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc.	64,063	6,278,174
Babcock & Wilcox Enterprises, Inc.(a)	105,452	639,039
Cepton, Inc.(a)(b)	78,507	36,459
Powell Industries, Inc.	15,399	655,843
Vicor Corp.(a)	37,705	1,769,873

		9,379,388

Printing & Copying Services(a) — 0.2%
Casella Waste Systems, Inc., Class A	84,424	6,978,488
Cimpress PLC(b)	30,104	1,319,157

		8,297,645

Producer Durables: Miscellaneous(a) — 0.0%
First Advantage Corp.(b)	100,275	1,399,839
Solo Brands, Inc., Class A	38,288	274,908

		1,674,747

Production Technology Equipment(a) — 0.7%
ACM Research, Inc., Class A	82,089	960,441
Axcelis Technologies, Inc.	55,804	7,435,883
Cohu, Inc.(b)	80,367	3,085,289
HireRight Holdings Corp.(b)	36,445	386,681
Ichor Holdings Ltd.	47,938	1,569,490
Onto Innovation, Inc.	84,552	7,430,430
Photronics, Inc.	102,553	1,700,329
Ultra Clean Holdings, Inc.	77,219	2,560,582
Veeco Instruments, Inc.(b)	87,129	1,841,036

		26,970,161

Professional Services(a) — 0.2%
Alight, Inc., Class A	657,366	6,054,341
Legalzoom.com, Inc.(b)	163,724	1,535,731
Planet Labs PBC	332,238	1,305,696
Skillsoft Corp.	144,979	289,958
Spire Global, Inc.(b)	193,228	129,076

		9,314,802

Publishing — 0.1%
Daily Journal Corp.(a)	2,002	570,490
Gannett Co., Inc.(a)	236,046	441,406
John Wiley & Sons, Inc., Class A	73,575	2,852,503
Scholastic Corp.	50,213	1,718,289

		5,582,688

Radio & TV Broadcasters — 0.3%
Cumulus Media, Inc., Class A(a)(b)	28,553	105,361
Entravision Communications Corp., Class A	101,719	615,400
Gray Television, Inc.	140,437	1,224,611

S E R I E S S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Radio & TV Broadcasters (continued)
iHeartMedia, Inc., Class A(a)(b)	205,749	$802,421
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	17,044	589,381
Liberty Media Corp.-Liberty Braves, Class C(a)	64,119	2,160,169
Sinclair Broadcast Group, Inc., Class A	69,017	1,184,332
TEGNA, Inc.	381,245	6,446,853

		13,128,528

Railroad Equipment — 0.1%
Greenbrier Cos., Inc.	54,435	1,751,174
Trinity Industries, Inc.	139,516	3,398,610

		5,149,784

Real Estate — 0.4%
Anywhere Real Estate, Inc.(a)	183,636	969,598
Cushman & Wakefield PLC(a)(b)	250,850	2,643,959
eXp World Holdings, Inc.	119,163	1,512,179
Kennedy-Wilson Holdings, Inc.	201,443	3,341,939
Newmark Group, Inc., Class A	228,702	1,619,210
Redfin Corp.(a)	181,669	1,645,921
RMR Group, Inc., Class A	25,619	672,243
St. Joe Co.(b)	58,186	2,421,119
Stratus Properties, Inc.	9,109	182,180
Tejon Ranch Co.(a)	34,741	634,718

		15,643,066

Real Estate Investment Trusts (REITs) — 6.2%
Acadia Realty Trust	141,868	1,979,059
AFC Gamma, Inc.	28,328	344,468
Agree Realty Corp.	146,123	10,025,499
Alexander & Baldwin, Inc.	119,596	2,261,560
Alexander’s, Inc.	3,572	692,075
American Assets Trust, Inc.	84,349	1,568,048
Angel Oak Mortgage REIT, Inc.	18,499	135,043
Apartment Investment & Management Co., Class A	255,491	1,964,726
Apollo Commercial Real Estate Finance, Inc.	239,047	2,225,528
Apple Hospitality REIT, Inc.	359,883	5,585,384
Arbor Realty Trust, Inc.	282,112	3,241,467
Ares Commercial Real Estate Corp.	87,250	793,102
Armada Hoffler Properties, Inc.	112,862	1,332,900
ARMOUR Residential REIT, Inc.	280,051	1,470,268
Ashford Hospitality Trust, Inc.(a)(b)	53,148	170,605
Blackstone Mortgage Trust, Inc., Class A	293,944	5,246,900
Bluerock Homes Trust, Inc.(a)	5,708	113,133
Braemar Hotels & Resorts, Inc.	106,168	409,808
Brandywine Realty Trust	289,931	1,371,374
BrightSpire Capital, Inc.	158,173	933,221
Broadmark Realty Capital, Inc.	222,762	1,046,981
Broadstone Net Lease, Inc.	290,501	4,941,422
BRT Apartments Corp.	21,700	427,924
CareTrust REIT, Inc.	162,239	3,176,640
CBL & Associates Properties, Inc.	45,309	1,161,723
Centerspace	25,317	1,383,068
Chatham Lodging Trust	75,637	793,432
Chicago Atlantic Real Estate Finance, Inc.	8,586	115,997
Chimera Investment Corp.	395,769	2,232,137
City Office REIT, Inc.	65,402	451,274
Claros Mortgage Trust, Inc.	155,368	1,810,037
Clipper Realty, Inc.	23,302	133,753
Community Healthcare Trust, Inc.	41,166	1,506,676
CoreCivic, Inc.(a)	195,254	1,796,337
Corporate Office Properties Trust	191,845	4,548,645
CTO Realty Growth, Inc.	36,714	633,684
DiamondRock Hospitality Co.	353,776	2,876,199

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Diversified Healthcare Trust	403,867	$545,220
Dynex Capital, Inc.	90,182	1,093,006
Easterly Government Properties, Inc.	152,887	2,100,667
Ellington Financial, Inc.	108,404	1,323,613
Elme Communities	149,330	2,667,034
Empire State Realty Trust, Inc., Class A(b)	227,261	1,474,924
Equity Commonwealth	179,946	3,726,682
Essential Properties Realty Trust, Inc.	232,925	5,788,186
Farmland Partners, Inc.	86,576	926,363
Four Corners Property Trust, Inc.	139,663	3,751,348
Franklin BSP Realty Trust, Inc.	140,803	1,679,780
Franklin Street Properties Corp.	158,095	248,209
GEO Group, Inc.(a)	202,557	1,598,175
Getty Realty Corp.	63,224	2,277,961
Gladstone Commercial Corp.	67,182	848,509
Gladstone Land Corp.	55,525	924,491
Global Medical REIT, Inc.	103,624	944,015
Global Net Lease, Inc.	175,694	2,259,425
Granite Point Mortgage Trust, Inc.	92,384	458,225
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	148,703	4,252,906
Hersha Hospitality Trust, Class A	54,515	366,341
Independence Realty Trust, Inc.	379,577	6,084,619
Indus Realty Trust, Inc.	9,645	639,367
Industrial Logistics Properties Trust	112,549	345,525
Innovative Industrial Properties, Inc.	47,493	3,608,993
InvenTrust Properties Corp.	112,102	2,623,187
Invesco Mortgage Capital, Inc.	61,797	685,329
iStar, Inc.	62,971	1,849,452
Kite Realty Group Trust	363,485	7,604,106
KKR Real Estate Finance Trust, Inc.	97,308	1,108,338
Ladder Capital Corp.	192,993	1,823,784
LTC Properties, Inc.	67,792	2,381,533
LXP Industrial Trust	457,748	4,719,382
MFA Financial, Inc.	175,882	1,744,749
National Health Investors, Inc.	69,301	3,574,546
Necessity Retail REIT, Inc.	220,083	1,382,121
New York Mortgage Trust, Inc.(b)	157,704	1,570,732
Nexpoint Real Estate Finance, Inc.	12,113	189,811
NexPoint Residential Trust, Inc.	37,736	1,647,931
Office Properties Income Trust	81,669	1,004,529
One Liberty Properties, Inc.	27,291	625,783
Orchid Island Capital, Inc.	64,996	697,407
Orion Office REIT, Inc.	98,804	661,987
Outfront Media, Inc.	247,938	4,024,034
Paramount Group, Inc.	321,463	1,465,871
Pebblebrook Hotel Trust	206,774	2,903,107
PennyMac Mortgage Investment Trust	152,321	1,878,118
Phillips Edison & Co., Inc.	195,569	6,379,461
Physicians Realty Trust	381,789	5,700,110
Piedmont Office Realty Trust, Inc., Class A	209,920	1,532,416
Plymouth Industrial REIT, Inc.	64,345	1,351,888
Postal Realty Trust, Inc., Class A	30,548	464,941
PotlatchDeltic Corp.	135,820	6,723,090
Ready Capital Corp.	122,697	1,247,828
Redwood Trust, Inc.	193,624	1,305,026
Retail Opportunity Investments Corp.	208,493	2,910,562
RLJ Lodging Trust	269,607	2,857,834
RPT Realty	140,789	1,338,903
Sabra Health Care REIT, Inc.	388,292	4,465,358
Saul Centers, Inc.	19,935	777,465
Service Properties Trust	275,237	2,741,360

16

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
STAG Industrial, Inc.	303,077	$10,250,064
Star Holdings	19,462	338,444
Summit Hotel Properties, Inc.	174,609	1,222,263
Sunstone Hotel Investors, Inc.	357,775	3,534,817
Tanger Factory Outlet Centers, Inc.	173,327	3,402,409
Terreno Realty Corp.	133,930	8,651,878
TPG RE Finance Trust, Inc.	115,692	839,924
Two Harbors Investment Corp.	166,196	2,444,743
UMH Properties, Inc.	90,769	1,342,473
Uniti Group, Inc.	405,401	1,439,173
Universal Health Realty Income Trust	21,817	1,049,616
Urban Edge Properties	196,172	2,954,350
Urstadt Biddle Properties, Inc., Class A	49,110	862,863
Veris Residential, Inc.(a)	144,007	2,108,262
Whitestone REIT	80,630	741,796
Xenia Hotels & Resorts, Inc.	187,088	2,448,982

		250,427,817

Real Estate Management & Development — 0.2%
American Realty Investors, Inc.(a)	2,389	62,878
Bluegreen Vacations Holding Corp.	16,876	462,065
Compass, Inc., Class A(a)(b)	472,592	1,526,472
DigitalBridge Group, Inc.	270,050	3,237,900
Doma Holdings, Inc.(a)	211,562	86,212
Forestar Group, Inc.(a)	31,038	482,951
Offerpad Solutions, Inc.(a)(b)	105,470	55,583
Transcontinental Realty Investors, Inc.(a)	1,939	82,194

		5,996,255

Recreational Vehicles & Boats — 0.3%
Camping World Holdings, Inc., Class A	66,911	1,396,433
LCI Industries	42,324	4,650,138
Malibu Boats, Inc., Class A(a)	34,786	1,963,670
Marine Products Corp.	12,431	163,965
MasterCraft Boat Holdings, Inc.(a)(b)	30,308	922,272
Winnebago Industries, Inc.	51,045	2,945,296

		12,041,774

Rental & Leasing Services: Consumer — 0.1%
Upbound Group, Inc., Class A	85,346	2,091,830

Restaurants — 1.4%
Biglari Holdings, Inc., Class B(a)	1,350	228,420
BJ’s Restaurants, Inc.(a)	38,843	1,131,885
Bloomin’ Brands, Inc.	149,272	3,828,827
Brinker International, Inc.(a)	74,290	2,823,020
Cheesecake Factory, Inc.	82,885	2,905,119
Cracker Barrel Old Country Store, Inc.	37,821	4,296,466
Dave & Buster’s Entertainment, Inc.(a)	73,512	2,704,506
Denny’s Corp.(a)	95,089	1,061,193
Dine Brands Global, Inc.	25,335	1,713,659
El Pollo Loco Holdings, Inc.	35,392	339,409
Jack in the Box, Inc.	35,456	3,105,591
Kura Sushi USA, Inc., Class A(a)	8,178	538,440
Noodles & Co.(a)	67,772	328,694
ONE Group Hospitality, Inc.(a)	38,498	311,834
Papa John’s International, Inc.	55,695	4,173,226
Rush Street Interactive, Inc.(a)(b)	106,716	331,887
Ruth’s Hospitality Group, Inc.	54,438	893,872
Shake Shack, Inc., Class A(a)	64,191	3,561,959
Sweetgreen, Inc., Class A(a)	151,775	1,189,916

Security	Shares	Value

Restaurants (continued)
Texas Roadhouse, Inc.	114,383	$12,360,227
Wingstop, Inc.(b)	51,195	9,398,378

		57,226,528

Road & Rail(a)(b) — 0.0%
Bird Global, Inc., Class A	264,846	74,131
TuSimple Holdings, Inc., Class A	239,143	351,540

		425,671

Scientific Instruments: Control & Filter — 0.8%
Arlo Technologies, Inc.(a)	148,203	898,110
Brady Corp., Class A	75,993	4,083,104
CIRCOR International, Inc.(a)	31,550	981,836
Energy Recovery, Inc.(a)(b)	94,024	2,167,253
ESCO Technologies, Inc.	44,086	4,208,009
Gorman-Rupp Co.	38,678	966,950
Helios Technologies, Inc.(b)	55,614	3,637,155
Napco Security Technologies, Inc.(a)	53,864	2,024,209
Resideo Technologies, Inc.(a)	242,978	4,441,638
Thermon Group Holdings, Inc.(a)	56,729	1,413,687
Watts Water Technologies, Inc., Class A	45,750	7,700,640

		32,522,591

Scientific Instruments: Electrical — 0.7%
Allied Motion Technologies, Inc.	22,280	861,122
Atkore, Inc.(a)	67,303	9,454,725
AZZ, Inc.	41,011	1,691,294
EnerSys	69,058	5,999,759
Franklin Electric Co., Inc.	78,034	7,342,999
FTC Solar, Inc.(a)(b)	67,315	151,459
Preformed Line Products Co.	4,387	561,712

		26,063,070

Scientific Instruments: Gauges & Meters — 0.4%
Badger Meter, Inc.	48,277	5,881,104
FARO Technologies, Inc.(a)	32,362	796,429
Itron, Inc.(a)	77,060	4,272,977
Mesa Laboratories, Inc.(b)	8,722	1,523,995
Transcat, Inc.(a)	12,115	1,082,960
Vishay Precision Group, Inc.(a)	21,482	897,088

		14,454,553

Scientific Instruments: Pollution Control(a) — 0.3%
Evoqua Water Technologies Corp.	201,181	10,002,719
Heritage-Crystal Clean, Inc.	26,806	954,562

		10,957,281

Securities Brokerage & Services — 0.1%
BGC Partners, Inc., Class A	537,825	2,812,825
StoneX Group, Inc.(a)	29,944	3,100,102

		5,912,927

Semiconductors & Components — 1.9%
Alpha & Omega Semiconductor Ltd.(a)	37,842	1,019,842
Amkor Technology, Inc.	173,405	4,511,998
Atomera, Inc.(a)(b)	32,540	207,280
AXT, Inc.(a)	67,242	267,623
CEVA, Inc.(a)	38,606	1,174,780
Diodes, Inc.(a)	75,821	7,033,156
FormFactor, Inc.(a)	131,695	4,194,486
Kulicke & Soffa Industries, Inc.	95,216	5,016,931
MACOM Technology Solutions Holdings, Inc., Class H(a)	92,518	6,553,975
MaxLinear, Inc.(a)	124,208	4,373,364
Power Integrations, Inc.	96,788	8,192,136

S E R I E S S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Components (continued)
Rambus, Inc.(a)	182,540	$9,357,000
Semtech Corp.(a)(b)	108,112	2,609,824
Silicon Laboratories, Inc.(a)	54,078	9,468,517
SiTime Corp.(a)(b)	27,696	3,939,202
SkyWater Technology, Inc.(a)	20,970	238,639
SMART Global Holdings, Inc.(a)	83,289	1,435,902
Vishay Intertechnology, Inc.	220,153	4,979,861

		74,574,516

Semiconductors & Semiconductor Equipment(a) — 0.2%
Ambarella, Inc.	63,359	4,905,254
Credo Technology Group Holding Ltd.(b)	167,078	1,573,875
indie Semiconductor, Inc., Class A	182,498	1,925,354
Rigetti Computing, Inc.	121,158	87,646
Transphorm, Inc.	33,131	132,192

		8,624,321

Shipping — 0.8%
A-Mark Precious Metals, Inc.	31,324	1,085,377
Eagle Bulk Shipping, Inc.	22,963	1,044,817
Eneti, Inc.	39,314	367,586
Genco Shipping & Trading Ltd.	62,867	984,497
Golar LNG Ltd.(a)	172,428	3,724,445
International Seaways, Inc.	83,174	3,466,692
Matson, Inc.	63,872	3,811,242
Nordic American Tankers Ltd.	350,564	1,388,233
Safe Bulkers, Inc.	123,751	456,641
Scorpio Tankers, Inc.	80,378	4,526,085
SFL Corp. Ltd.	196,186	1,863,767
SITE Centers Corp.	329,158	4,042,060
Teekay Corp.(a)(b)	118,057	729,592
Teekay Tankers Ltd., Class A(a)	39,063	1,676,975
Tidewater, Inc.(a)	79,585	3,508,107

		32,676,116

Software — 0.9%
Amplitude, Inc., Class A(a)	95,862	1,192,523
Arteris, Inc.(a)	26,145	110,593
AvePoint, Inc.(a)(b)	214,519	883,818
AvidXchange Holdings, Inc.(a)	250,947	1,957,387
Blend Labs, Inc., Class A(a)	311,756	310,571
C3.ai, Inc., Class A(a)(b)	101,871	3,419,810
Cipher Mining, Inc.(a)(b)	60,361	140,641
Clear Secure, Inc., Class A	110,314	2,886,917
Consensus Cloud Solutions, Inc.(a)	32,096	1,094,153
Couchbase, Inc.(a)(b)	48,351	679,815
CS Disco, Inc.(a)	40,490	268,854
Cvent Holding Corp.(a)(b)	78,856	659,236
Enfusion, Inc., Class A(a)	46,318	486,339
EngageSmart, Inc.(a)	61,091	1,176,002
EverCommerce, Inc.(a)	39,680	419,814
ForgeRock, Inc., Class A(a)(b)	75,030	1,545,618
Greenidge Generation Holdings, Inc.(a)	14,396	6,507
Instructure Holdings, Inc.(a)(b)	29,405	761,590
Intapp, Inc.(a)(b)	24,944	1,118,489
IronNet, Inc.(a)	100,143	35,210
Kaleyra, Inc.(b)	13,014	21,473
Latch, Inc.(a)	169,067	128,846
MarketWise, Inc.(a)	26,299	48,653
MeridianLink, Inc.(a)(b)	39,290	679,717
Model N, Inc.(a)	63,986	2,141,611
N-able, Inc.(a)	116,274	1,534,817
NextNav, Inc.(a)(b)	107,065	217,342

Security	Shares	Value

Software (continued)
Olo, Inc., Class A(a)(b)	153,586	$1,253,262
Qualys, Inc.(a)(b)	65,887	8,566,628
Terawulf, Inc.(a)	97,106	91,066
Weave Communications, Inc.(a)	54,324	269,990
Zeta Global Holdings Corp., Class A(a)(b)	189,596	2,053,325

		36,160,617

Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(a)	44,520	511,980
Aaron’s Co., Inc.	51,736	499,770
Abercrombie & Fitch Co., Class A(a)	83,342	2,312,741
Academy Sports & Outdoors, Inc.	129,763	8,467,036
Alta Equipment Group, Inc.	35,632	564,767
American Eagle Outfitters, Inc.	263,849	3,546,131
America’s Car-Mart, Inc.(a)	10,057	796,615
Arko Corp.	141,756	1,203,508
Asbury Automotive Group, Inc.(a)(b)	37,821	7,942,410
Bed Bath & Beyond, Inc.(a)(b)	128,500	54,921
Big 5 Sporting Goods Corp.(b)	34,568	265,828
Blink Charging Co.(a)(b)	72,854	630,187
Boot Barn Holdings, Inc.(a)	50,463	3,867,484
Buckle, Inc.	51,856	1,850,741
Build-A-Bear Workshop, Inc.	23,616	548,836
Caleres, Inc.	58,461	1,264,511
Cato Corp., Class A	28,029	247,776
Chico’s FAS, Inc.(a)	209,146	1,150,303
Children’s Place, Inc.(a)	20,469	823,877
Citi Trends, Inc.(a)	14,473	275,276
Conn’s, Inc.(a)	22,927	138,938
Container Store Group, Inc.(a)	51,861	177,883
Designer Brands, Inc., Class A	86,923	759,707
Destination XL Group, Inc.(a)	99,585	548,713
EVgo, Inc.(a)(b)	116,160	904,886
Express, Inc.(a)(b)	99,247	78,236
Foot Locker, Inc.	137,858	5,471,584
Genesco, Inc.(a)(b)	20,906	771,013
Group 1 Automotive, Inc.(b)	24,056	5,446,760
Guess?, Inc.	53,653	1,044,087
Haverty Furniture Cos., Inc.	24,998	797,686
Hibbett, Inc.	21,747	1,282,638
JOANN, Inc.	17,579	27,951
Lands’ End, Inc.(a)	26,544	258,008
LL Flooring Holdings, Inc.(a)	54,050	205,390
MarineMax, Inc.(a)	36,865	1,059,869
Monro, Inc.	53,415	2,640,303
Murphy USA, Inc.(b)	34,379	8,871,501
National Vision Holdings, Inc.(a)(b)	134,148	2,527,348
ODP Corp.(a)	68,469	3,079,736
OneWater Marine, Inc., Class A(a)	19,418	543,121
RealReal, Inc.(a)(b)	137,039	172,669
Sally Beauty Holdings, Inc.(a)	183,128	2,853,134
Shoe Carnival, Inc.	29,309	751,776
Sonic Automotive, Inc., Class A	30,752	1,671,064
Sportsman’s Warehouse Holdings, Inc.(a)	64,092	543,500
Tilly’s, Inc., Class A(a)	36,062	278,038
Torrid Holdings, Inc.(a)(b)	19,872	86,642
TravelCenters of America, Inc.(a)	21,631	1,871,082
Urban Outfitters, Inc.(a)	109,373	3,031,820
Warby Parker, Inc., Class A(a)(b)	142,961	1,513,957
Zumiez, Inc.(a)	27,797	512,577

		86,746,315

18

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Steel — 0.4%
ATI, Inc.(a)(b)	211,981	$8,364,770
Carpenter Technology Corp.	81,625	3,653,535
Ivanhoe Electric, Inc.(a)	78,909	958,744
Olympic Steel, Inc.	16,319	852,015
Ryerson Holding Corp.	33,236	1,209,126
Schnitzer Steel Industries, Inc., Class A	42,311	1,315,872
TimkenSteel Corp.(a)	75,704	1,388,412

		17,742,474

Technology Hardware & Equipment — 0.1%
CompoSecure, Inc.(a)	12,055	88,725
IonQ, Inc.(a)(b)	205,815	1,265,762
Xerox Holdings Corp.	195,633	3,012,748

		4,367,235

Technology: Miscellaneous — 0.4%
Aeva Technologies, Inc.(a)	161,674	192,392
Benchmark Electronics, Inc.	59,929	1,419,718
CTS Corp.	54,345	2,687,904
Fabrinet(a)	63,113	7,495,300
Kimball Electronics, Inc.(a)	39,226	945,346
Plexus Corp.(a)	46,298	4,517,296

		17,257,956

Telecommunications Equipment(a) — 0.2%
Akoustis Technologies, Inc.(b)	107,663	331,602
Cambium Networks Corp.	20,578	364,642
Clearfield, Inc.	21,959	1,022,850
Knowles Corp.	153,667	2,612,339
Viavi Solutions, Inc.	384,962	4,169,139

		8,500,572

Textile Products — 0.0%
Interface, Inc.	98,178	797,205
Unifi, Inc.(a)(b)	26,240	214,381

		1,011,586

Textiles Apparel & Shoes — 0.7%
Crocs, Inc.(a)	103,628	13,102,724
Fossil Group, Inc.(a)	75,434	241,389
G-III Apparel Group Ltd.(a)	73,782	1,147,310
Kontoor Brands, Inc.	94,801	4,587,420
Oxford Industries, Inc.	25,545	2,697,297
PLBY Group, Inc.(a)(b)	68,478	135,587
Rocky Brands, Inc.	11,548	266,412
Steven Madden Ltd.	131,822	4,745,592
Superior Group of Cos., Inc.	17,077	134,396
Weyco Group, Inc.	9,117	230,660
Wolverine World Wide, Inc.	132,313	2,255,937

		29,544,724

Textiles, Apparel & Luxury Goods — 0.0%
Allbirds, Inc., Class A(a)	152,870	183,444
Ermenegildo Zegna NV	101,660	1,386,642

		1,570,086

Toys — 0.0%
Funko, Inc., Class A(a)	55,137	519,942

Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc.(a)	75,050	655,187

Transportation Miscellaneous — 0.2%
Costamare, Inc.	90,495	851,558

Security	Shares	Value

Transportation Miscellaneous (continued)
Hub Group, Inc., Class A(a)	54,689	$4,590,595
Textainer Group Holdings Ltd.	74,350	2,387,378

		7,829,531

Truckers — 0.8%
ArcBest Corp.	41,301	3,817,038
Covenant Logistics Group, Inc.	16,169	572,706
Daseke, Inc.(a)	67,766	523,831
Forward Air Corp.	45,744	4,929,373
FRP Holdings, Inc.(a)	11,405	660,121
Heartland Express, Inc.	79,835	1,270,973
Marten Transport Ltd.	98,168	2,056,620
PAM Transportation Services, Inc.(a)	11,651	333,568
Saia, Inc.(a)(b)	45,343	12,336,924
Universal Logistics Holdings, Inc.	12,866	375,044
Werner Enterprises, Inc.	108,101	4,917,515

		31,793,713

Utilities: Electrical — 1.4%
ALLETE, Inc.	95,647	6,156,797
Avista Corp.	110,092	4,673,405
Black Hills Corp.	111,145	7,013,250
Clearway Energy, Inc., Class A	57,044	1,713,031
Clearway Energy, Inc., Class C	142,456	4,463,147
MGE Energy, Inc.	60,944	4,733,521
NorthWestern Corp.	99,028	5,729,760
Otter Tail Corp.	70,220	5,074,799
PNM Resources, Inc.	146,988	7,155,376
Portland General Electric Co.	152,645	7,462,814
Unitil Corp.	27,067	1,543,902
Via Renewables, Inc.(b)	3,761	69,127

		55,788,929

Utilities: Gas Distributors — 0.7%
Chesapeake Utilities Corp.	26,238	3,358,202
New Jersey Resources Corp.	160,033	8,513,755
Northwest Natural Holding Co.	59,500	2,829,820
Southwest Gas Holdings, Inc.	114,477	7,149,089
Spire, Inc.	87,033	6,104,495

		27,955,361

Utilities: Miscellaneous — 0.4%
Brookfield Infrastructure Corp., Class A	162,300	7,475,538
Ormat Technologies, Inc.	89,429	7,580,896

		15,056,434

Utilities: Telecommunications — 0.9%
8x8, Inc.(a)(b)	189,541	790,386
ATN International, Inc.	18,527	758,125
Cogent Communications Holdings, Inc.	73,724	4,697,693
Consolidated Communications Holdings, Inc.(a)	132,877	342,823
Globalstar, Inc.(a)(b)	1,123,573	1,303,345
IDT Corp., Class B(a)	26,610	906,869
Iridium Communications, Inc.	213,626	13,229,858
LiveVox Holdings, Inc.(a)	36,149	111,700
Radius Global Infrastructure, Inc., Class A(a)(b)	131,507	1,929,208
Shenandoah Telecommunications Co.	82,181	1,563,083
Telephone & Data Systems, Inc.	172,773	1,815,844
U.S. Cellular Corp.(a)	25,457	527,723
Xperi, Inc.(a)	70,417	769,658
Ziff Davis, Inc.(a)(b)	78,023	6,089,695

		34,836,010

Utilities: Water — 0.5%
American States Water Co.	63,154	5,613,759

S E R I E S S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Utilities: Water (continued)
Artesian Resources Corp., Class A	13,596	$752,675
California Water Service Group	90,689	5,278,100
Global Water Resources, Inc.	22,439	278,917
Middlesex Water Co.	26,037	2,034,010
Pure Cycle Corp.(a)	33,265	314,354
SJW Group	46,200	3,517,206
York Water Co.	23,476	1,049,377

		18,838,398

Wireless Telecommunication Services — 0.0%
KORE Group Holdings, Inc.(a)(b)	54,213	66,140

Total Common Stocks — 97.6% (Cost: $3,485,273,979)		3,916,658,340

Investment Companies

Equity Funds — 1.2%
iShares Russell 2000 ETF(b)(e)	259,876	46,361,878

Total Investment Companies — 1.2% (Cost: $44,772,922)		46,361,878

Rights

Biotechnology(c) — 0.0%
Aduro Biotech, Inc.	21,953	55,738
Gtx, Inc.(b)	944	968

		56,706
Metals & Mining — 0.0%
PolyMet Mining Corp., (Expires 04/10/23, Strike Price USD(b)	49,605	134

Total Rights — 0.0% (Cost: $1,935)		56,840

Total Long-Term Investments — 98.8% (Cost: $3,530,048,836)		3,963,077,058

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	290,970,825	$291,058,116
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(e)(f)	55,659,069	55,659,069

Total Short-Term Securities — 8.6% (Cost: $346,555,126)		346,717,185

Total Investments — 107.4% (Cost: $3,876,603,962)		4,309,794,243
Liabilities in Excess of Other Assets — (7.4)%		(297,548,216)

Net Assets — 100.0%		$4,012,246,027

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Series held restricted securities with a current value of $804,776, representing less than 0.05% of its net assets as of period end, and an original cost of $1,040,392.

(e)	Affiliate of the Series.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Series compliance purposes, the Series’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Series during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$319,335,055	$—		$(28,286,173	)(a)	$12,470	$(3,236)	$291,058,116	290,970,825	$1,360,630	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	34,903,521	20,755,548	(a)	—		—	—	55,659,069	55,659,069	368,606		—
iShares Russell 2000 ETF	34,305,853	102,771,305		(92,621,096)		1,113,168	792,648	46,361,878	259,876	101,336		—

						$1,125,638	$789,412	$393,079,063		$1,830,572		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

20

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	240	06/16/23	$21,762	$704,382

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$5,808,422	$(73,443	)(c)	$5,728,347	0.1%
	Monthly	HSBC Bank USA N.A.(d)	02/10/28	8,071,576	(468,731	)(e)	7,599,788	0.2
	Monthly	JPMorgan Chase Bank N.A.(f)	02/08/24	10,734,495	(768,884	)(g)	9,976,651	0.3

					$(1,311,058)		$23,304,786

(a)

The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $6,632 of net dividends and financing fees.
(e)	Amount includes $3,057 of net dividends and financing fees.
(g)	Amount includes $(11,040) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date on August 19, 2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Banks: Diversified
Atlantic Union Bankshares Corp.	8,555	$299,853	5.2%
Cadence Bank	47,773	991,767	17.3
Central Pacific Financial Corp.	277	4,958	0.1
City Holding Co.	2,966	269,550	4.7
Community Bank System, Inc.	2,302	120,832	2.1
First Financial Bancorp	12,198	265,550	4.6
Hanmi Financial Corp.	3,913	72,664	1.3
Hope Bancorp, Inc.	15,558	152,780	2.7
Independent Bank Corp.	657	43,112	0.8
NBT Bancorp, Inc.	4,667	157,325	2.7
OFG Bancorp	8,657	215,906	3.8
Pacific Premier Bancorp, Inc.	1,697	40,762	0.7

Security	Shares	Value	% of Basket Value

Banks: Diversified (continued)
Simmons First National Corp., Class A	23,050	$403,145	7.0%
Trustmark Corp.	1,313	32,431	0.6
United Community Banks, Inc.	12,022	338,059	5.9

		3,408,694

Banks: Savings, Thrift & Mortgage Lending
Bankunited, Inc.	14,094	318,242	5.5
Berkshire Hills Bancorp, Inc.	10,665	267,265	4.7
HomeStreet, Inc.	2,872	51,667	0.9
Northwest Bancshares, Inc.	23,422	281,767	4.9
Washington Federal, Inc.	8,539	257,195	4.5
WSFS Financial Corp.	1,835	69,014	1.2

		1,245,150

Insurance: Property-Casualty
Genworth Financial, Inc., Class A	4,713	23,659	0.4
Stewart Information Services Corp.	5,459	220,271	3.9

		243,930

S E R I E S S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series

Security	Shares	Value	% of Basket Value

IT Services
Bread Financial Holdings, Inc.	5,432	$164,698	2.9%

Real Estate Investment Trusts (REITs)
Getty Realty Corp.	1,221	43,993	0.7
Pebblebrook Hotel Trust	16,213	227,630	4.0

		271,623

Utilities: Gas Distributors
Chesapeake Utilities Corp.	822	105,208	1.8

Utilities: Water
Middlesex Water Co.	3,700	289,044	5.1

Net Value of Reference Entity — Goldman Sachs Bank USA		$5,728,347

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date on February 10, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Alternative Energy
Green Plains, Inc.	32,292	$1,000,729	13.2%

Banks: Diversified
Bancorp, Inc.	123	3,426	0.0
Banner Corp.	2,349	127,715	1.7
Community Bank System, Inc.	1,794	94,167	1.2
CVB Financial Corp.	1,788	29,824	0.4
First BanCorp./Puerto Rico	29,598	338,009	4.5
First Commonwealth Financial Corp.	33,938	421,849	5.6
First Financial Bancorp	5,542	120,649	1.6
Hope Bancorp, Inc.	21,940	215,451	2.8
Independent Bank Corp.	2,113	138,655	1.8
NBT Bancorp, Inc.	2,339	78,848	1.0
Pacific Premier Bancorp, Inc.	1,925	46,239	0.6
Preferred Bank/Los Angeles CA	10,314	565,310	7.4
Provident Financial Services, Inc.	15,387	295,123	3.9
Renasant Corp.	1,798	54,983	0.7
Simmons First National Corp., Class A	358	6,261	0.1
Trustmark Corp.	8,025	198,217	2.6
Veritex Holdings, Inc.	1,725	31,499	0.4
Westamerica BanCorp	5,253	232,708	3.1

		2,998,933

Banks: Savings, Thrift & Mortgage Lending
HomeStreet, Inc.	2,511	45,173	0.6
WSFS Financial Corp.	8,048	302,685	4.0

		347,858

Computer Services Software & Systems
Envestnet, Inc.	13,292	779,842	10.3

Financial Data & Systems
Green Dot Corp., Class A	9,051	155,496	2.0

Security	Shares	Value	% of Basket Value

Insurance: Multi-Line
James River Group Holdings Ltd.	13,875	$286,519	3.8%

Insurance: Property-Casualty
Genworth Financial, Inc., Class A	13,425	67,394	0.9
Radian Group, Inc.	18,310	404,651	5.3
Safety Insurance Group, Inc.	370	27,572	0.4

		499,617

Office Supplies & Equipment
Pitney Bowes, Inc.	93,534	363,847	4.8

Real Estate Investment Trusts (REITs)
Acadia Realty Trust	18,462	257,545	3.4
Getty Realty Corp.	7,944	286,222	3.7

		543,767

Utilities: Electrical
Avista Corp.	6,615	280,807	3.7

Utilities: Gas Distributors
Chesapeake Utilities Corp.	2,675	342,373	4.5

Net Value of Reference Entity — HSBC Bank PLC		$7,599,788

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date on February 8, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Alternative Energy
Green Plains, Inc.	8,336	$258,333	2.6%

Asset Management & Custodian
Virtus Investment Partners, Inc.	805	153,264	1.5
Wisdomtree, Inc.	20,540	120,364	1.2

		273,628

Banks: Diversified
Bancorp, Inc.	13,639	379,846	3.8
Banner Corp.	3,772	205,084	2.1
Cadence Bank	23,454	486,905	4.9
Capitol Federal Financial, Inc.	12,638	85,054	0.8
Central Pacific Financial Corp.	10,005	179,089	1.8
Community Bank System, Inc.	6,811	357,509	3.6
Customers Bancorp, Inc.	3,705	68,617	0.7
CVB Financial Corp.	18,831	314,101	3.1
Eagle Bancorp, Inc.	7,055	236,131	2.4
First Bancorp/Southern Pines NC	6,230	221,290	2.2
Hanmi Financial Corp.	13,023	241,837	2.4
Independent Bank Corp.	8,612	565,119	5.7
National Bank Holdings Corp., Class A	4,571	152,946	1.5
Pacific Premier Bancorp, Inc.	24,332	584,455	5.9
Renasant Corp.	7,777	237,821	2.4
S&T Bancorp, Inc.	14,051	441,904	4.4
Southside Bancshares, Inc.	3,085	102,422	1.0
Triumph Financial, Inc.	3,926	227,943	2.3

22

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series

Security	Shares	Value	% of Basket Value

Banks: Diversified (continued)
TrustCo Bank Corp. NY	3,432	$109,618	1.1%
United Bankshares, Inc.	15,643	550,634	5.5
United Community Banks, Inc.	1,477	41,533	0.4
Veritex Holdings, Inc.	15,151	276,657	2.8

		6,066,515

Banks: Savings, Thrift & Mortgage Lending
Banc of California, Inc.	8,246	103,322	1.0
Brookline Bancorp, Inc.	20,303	213,182	2.2
Heritage Financial Corp.	5,110	109,354	1.1

		425,858

Commercial Finance & Mortgage Companies
Pathward Financial, Inc.	5,069	210,313	2.1

Insurance: Multi-Line
Horace Mann Educators Corp.	6,750	225,990	2.3

Insurance: Property-Casualty
Employers Holdings, Inc.	3,702	154,336	1.6
Genworth Financial, Inc., Class A	62,505	313,775	3.1

Security	Shares	Value	% of Basket Value

Insurance: Property-Casualty (continued)
ProAssurance Corp.	13,193	$243,807	2.4%
Safety Insurance Group, Inc.	2,358	175,718	1.8

		887,636

IT Services
Bread Financial Holdings, Inc.	34,802	1,055,197	10.6

Media
Vimeo, Inc.	19,045	72,942	0.7

Medical Services
Inotiv, Inc.	7,192	31,142	0.3

Real Estate Investment Trusts (REITs)
Chatham Lodging Trust	7,072	74,185	0.7

Utilities: Electrical
Avista Corp.	9,303	394,912	4.0

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$9,976,651

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy. The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Advertising Agencies	$5,150,627	$—	$—	$5,150,627
Aerospace	32,243,705	—	—	32,243,705
Aerospace & Defense	3,524,347	—	—	3,524,347
Agriculture, Fishing & Ranching	9,271,749	—	—	9,271,749
Air Transport	12,224,094	—	—	12,224,094
Airlines	1,641,585	—	—	1,641,585
Alternative Energy	17,109,176	—	—	17,109,176
Aluminum	7,391,561	—	—	7,391,561
Asset Management & Custodian	37,437,125	—	—	37,437,125

S E R I E S S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Auto Components	$3,695,632	$—	$—	$3,695,632
Auto Parts	43,079,805	—	—	43,079,805
Auto Services	5,284,652	—	—	5,284,652
Automobiles	451,166	—	—	451,166
Back Office Support, HR & Consulting	67,306,390	—	—	67,306,390
Banks	585,293	—	—	585,293
Banks: Diversified	285,397,745	—	—	285,397,745
Banks: Savings, Thrift & Mortgage Lending	29,995,782	—	—	29,995,782
Beverage: Soft Drinks	20,582,344	—	—	20,582,344
Biotechnology	260,033,934	—	—	260,033,934
Building Materials	30,241,101	—	—	30,241,101
Building Products	1,371,280	—	—	1,371,280
Building: Climate Control	16,165,140	—	—	16,165,140
Building: Roofing, Wallboard & Plumbing	6,910,868	—	—	6,910,868
Cable Television Services	4,498,435	—	—	4,498,435
Capital Markets	1,593,142	—	—	1,593,142
Casinos & Gambling	17,953,241	—	—	17,953,241
Cement	314,670	—	—	314,670
Chemicals	1,618,860	—	—	1,618,860
Chemicals: Diversified	37,657,888	—	—	37,657,888
Chemicals: Specialty	33,360,190	—	—	33,360,190
Coal	15,477,308	—	—	15,477,308
Commercial Banks	1,872,024	—	—	1,872,024
Commercial Finance & Mortgage Companies	11,292,822	—	—	11,292,822
Commercial Services & Supplies	5,534,065	—	—	5,534,065
Commercial Services: Rental & Leasing	30,793,990	—	—	30,793,990
Commercial Vehicles & Parts	11,320,253	—	—	11,320,253
Communications Equipment	2,300,026	—	—	2,300,026
Communications Technology	34,789,951	—	—	34,789,951
Computer Services Software & Systems	215,748,537	—	—	215,748,537
Computer Technology	34,068,285	—	—	34,068,285
Construction	23,155,663	—	—	23,155,663
Consumer Electronics	4,943,914	—	—	4,943,914
Consumer Finance	1,088,805	—	—	1,088,805
Consumer Lending	19,358,888	—	—	19,358,888
Consumer Services: Miscellaneous	14,623,170	—	—	14,623,170
Containers & Packaging	16,175,880	—	—	16,175,880
Cosmetics	11,278,426	—	—	11,278,426
Diversified Consumer Services	10,996,970	—	—	10,996,970
Diversified Financial Services	28,473,627	—	—	28,473,627
Diversified Manufacturing Operations	22,481,168	—	—	22,481,168
Diversified Materials & Processing	16,229,454	—	—	16,229,454
Diversified Media	937,725	—	—	937,725
Diversified Retail	12,281,982	—	—	12,281,982
Diversified Telecommunication Services	228,777	—	—	228,777
Drug & Grocery Store Chains	11,998,217	—	—	11,998,217
Education Services	26,380,148	—	—	26,380,148
Electrical Equipment	11,391,734	—	—	11,391,734
Electronic Components	34,727,168	—	—	34,727,168
Electronic Entertainment	272,484	—	—	272,484
Electronic Equipment, Instruments & Components	4,068,601	—	—	4,068,601
Electronics	11,845,992	—	—	11,845,992
Energy Equipment	37,994,587	—	—	37,994,587
Energy Equipment & Services	16,538,889	—	—	16,538,889
Engineering & Contracting Services	28,632,422	—	—	28,632,422
Entertainment	9,990,632	—	—	9,990,632
Environmental, Maintenance, & Security Service	20,024,204	—	—	20,024,204
Financial Data & Systems	15,083,127	—	—	15,083,127
Financial Services	7,606,845	—	—	7,606,845
Food & Staples Retailing	174,159	—	—	174,159
Food Products	6,264,921	—	—	6,264,921
Foods	46,043,929	—	—	46,043,929
Forest Products	12,382,847	—	—	12,382,847

24

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Forms & Bulk Printing Services	$2,311,253	$—	$—	$2,311,253
Fruit & Grain Processing	2,320,119	—	—	2,320,119
Funeral Parlors & Cemeteries	8,138,177	—	—	8,138,177
Gas Pipeline	5,242,115	—	—	5,242,115
Glass	1,652,799	—	—	1,652,799
Gold	4,424,759	—	—	4,424,759
Health Care Equipment & Services	4,118,495	—	—	4,118,495
Health Care Equipment & Supplies	8,928,696	—	—	8,928,696
Health Care Facilities	22,473,583	—	—	22,473,583
Health Care Management Services	16,001,340	—	—	16,001,340
Health Care Providers & Services	7,411,407	—	—	7,411,407
Health Care Services	68,373,842	—	—	68,373,842
Health Care Technology	442,936	—	—	442,936
Health Care: Miscellaneous	8,444,290	—	—	8,444,290
Home Building	44,060,138	—	—	44,060,138
Hotel/Motel	9,534,360	—	—	9,534,360
Hotels, Restaurants & Leisure	1,298,381	—	—	1,298,381
Household Appliances	1,232,179	—	—	1,232,179
Household Durables	1,531,314	—	—	1,531,314
Household Equipment & Products	16,170,434	—	—	16,170,434
Household Furnishings	6,887,871	—	—	6,887,871
Independent Power Producers & Energy Traders	1,700,063	—	—	1,700,063
Industrial Conglomerates	867,085	—	—	867,085
Insurance	7,712,632	—	—	7,712,632
Insurance: Life	13,294,904	—	—	13,294,904
Insurance: Multi-Line	14,231,937	—	—	14,231,937
Insurance: Property-Casualty	72,051,331	—	—	72,051,331
International Trade & Diversified Logistic	3,045,504	—	—	3,045,504
Internet & Catalog Retail	2,012,777	—	—	2,012,777
Internet Software & Services	10,380,055	—	—	10,380,055
IT Services	19,430,015	—	—	19,430,015
Leisure Time	33,551,041	—	—	33,551,041
Luxury Items	7,666,866	—	—	7,666,866
Machinery	4,555,701	—	—	4,555,701
Machinery: Agricultural	14,187,898	—	—	14,187,898
Machinery: Construction & Handling	9,507,442	—	—	9,507,442
Machinery: Industrial	45,988,854	—	—	45,988,854
Machinery: Specialty	4,768,071	—	—	4,768,071
Manufactured Housing	11,575,161	—	—	11,575,161
Marine	1,993,459	—	—	1,993,459
Media	7,962,430	—	—	7,962,430
Medical & Dental Instruments & Supplies	71,738,073	—	—	71,738,073
Medical Equipment	65,839,445	—	—	65,839,445
Medical Services	1,502,816	—	—	1,502,816
Metal Fabricating	31,174,859	—	—	31,174,859
Metals & Minerals: Diversified	38,322,188	—	—	38,322,188
Mining	2,476,812	—	—	2,476,812
Office Supplies & Equipment	8,627,201	—	—	8,627,201
Oil & Gas Producers	15,391,619	—	—	15,391,619
Oil Well Equipment & Services	44,651,297	—	—	44,651,297
Oil, Gas & Consumable Fuels	22,395,660	—	—	22,395,660
Oil: Crude Producers	76,480,107	—	—	76,480,107
Oil: Refining & Marketing	17,875,300	—	—	17,875,300
Paints & Coatings	7,993,906	—	—	7,993,906
Paper	3,137,298	—	—	3,137,298
Paper & Forest Products	2,698,993	—	—	2,698,993
Personal Care	22,957,456	—	—	22,957,456
Personal Products	2,696,621	—	—	2,696,621
Pharmaceuticals	84,941,562	804,776	—	85,746,338
Photography	1,129,225	—	—	1,129,225
Power Transmission Equipment	9,379,388	—	—	9,379,388
Printing & Copying Services	8,297,645	—	—	8,297,645
Producer Durables: Miscellaneous	1,674,747	—	—	1,674,747

S E R I E S S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Production Technology Equipment	$26,970,161	$—	$—	$26,970,161
Professional Services	9,314,802	—	—	9,314,802
Publishing	5,582,688	—	—	5,582,688
Radio & TV Broadcasters	13,128,528	—	—	13,128,528
Railroad Equipment	5,149,784	—	—	5,149,784
Real Estate	15,643,066	—	—	15,643,066
Real Estate Investment Trusts (REITs)	250,427,817	—	—	250,427,817
Real Estate Management & Development	5,996,255	—	—	5,996,255
Recreational Vehicles & Boats	12,041,774	—	—	12,041,774
Rental & Leasing Services: Consumer	2,091,830	—	—	2,091,830
Restaurants	57,226,528	—	—	57,226,528
Road & Rail	425,671	—	—	425,671
Scientific Instruments: Control & Filter	32,522,591	—	—	32,522,591
Scientific Instruments: Electrical	26,063,070	—	—	26,063,070
Scientific Instruments: Gauges & Meters	14,454,553	—	—	14,454,553
Scientific Instruments: Pollution Control	10,957,281	—	—	10,957,281
Securities Brokerage & Services	5,912,927	—	—	5,912,927
Semiconductors & Components	74,574,516	—	—	74,574,516
Semiconductors & Semiconductor Equipment	8,624,321	—	—	8,624,321
Shipping	32,676,116	—	—	32,676,116
Software	36,160,617	—	—	36,160,617
Specialty Retail	86,746,315	—	—	86,746,315
Steel	17,742,474	—	—	17,742,474
Technology Hardware & Equipment	4,367,235	—	—	4,367,235
Technology: Miscellaneous	17,257,956	—	—	17,257,956
Telecommunications Equipment	8,500,572	—	—	8,500,572
Textile Products	1,011,586	—	—	1,011,586
Textiles Apparel & Shoes	29,544,724	—	—	29,544,724
Textiles, Apparel & Luxury Goods	1,570,086	—	—	1,570,086
Toys	519,942	—	—	519,942
Trading Companies & Distributors	655,187	—	—	655,187
Transportation Miscellaneous	7,829,531	—	—	7,829,531
Truckers	31,793,713	—	—	31,793,713
Utilities: Electrical	55,788,929	—	—	55,788,929
Utilities: Gas Distributors	27,955,361	—	—	27,955,361
Utilities: Miscellaneous	15,056,434	—	—	15,056,434
Utilities: Telecommunications	34,836,010	—	—	34,836,010
Utilities: Water	18,838,398	—	—	18,838,398
Wireless Telecommunication Services	66,140	—	—	66,140
Investment Companies	46,361,878	—	—	46,361,878
Rights	134	—	56,706	56,840
Short-Term Securities
Money Market Funds	346,717,185	—	—	346,717,185

	$4,308,932,761	$804,776	$56,706	$4,309,794,243

Derivative Financial Instruments(a)
Assets
Equity Contracts	$704,382	$—	$—	$704,382
Liabilities
Equity Contracts	—	(1,311,058)	—	(1,311,058)

	$704,382	$(1,311,058)	$—	$(606,676)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

26